UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 5 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund.

Date of reporting period: December 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

VT Discovery All Cap Growth Fund

December 31, 2024

Class 1

This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$83	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by steadily moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. Mid- and small-cap stocks had periods of leadership yet ultimately lagged their large-cap counterparts, as the “Magnificent 7” stocks substantially outperformed the market.

This resulted in severe concentration within the Russell 3000® Growth Index, with these seven stocks accounting for more than half of the index weight. As a diversified fund, the portfolio was relatively underweight in NVIDIA Corp. and did not hold Tesla, Inc., which materially detracted from returns. Security selection within industrials, and particularly in companies with innovative products, such as Vertiv Holdings and GE Aerospace, contributed strongly to performance. While we adjusted individual holdings, we did not make material changes to positioning.

Total return based on a $10,000 investment

	Class 1	Russell 3000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,771	$9,841	$9,722
2/28/2015	$10,355	$10,501	$10,285
3/31/2015	$10,308	$10,405	$10,180
4/30/2015	$10,294	$10,429	$10,226
5/31/2015	$10,493	$10,594	$10,368
6/30/2015	$10,352	$10,433	$10,194
7/31/2015	$10,664	$10,761	$10,365
8/31/2015	$9,927	$10,094	$9,739
9/30/2015	$9,482	$9,814	$9,455
10/31/2015	$10,180	$10,637	$10,202
11/30/2015	$10,297	$10,693	$10,258
12/31/2015	$10,162	$10,509	$10,048
1/31/2016	$9,312	$9,881	$9,481
2/29/2016	$9,102	$9,873	$9,478
3/31/2016	$9,647	$10,545	$10,145
4/30/2016	$9,709	$10,463	$10,208
5/31/2016	$10,031	$10,672	$10,391
6/30/2016	$9,931	$10,629	$10,412
7/31/2016	$10,397	$11,145	$10,825
8/31/2016	$10,231	$11,103	$10,853
9/30/2016	$10,328	$11,152	$10,870
10/31/2016	$10,120	$10,858	$10,635
11/30/2016	$10,212	$11,147	$11,111
12/31/2016	$10,240	$11,286	$11,327
1/31/2017	$10,770	$11,651	$11,541
2/28/2017	$11,093	$12,120	$11,970
3/31/2017	$11,296	$12,261	$11,978
4/30/2017	$11,762	$12,537	$12,105
5/31/2017	$12,113	$12,831	$12,229
6/30/2017	$12,131	$12,831	$12,339
7/31/2017	$12,422	$13,154	$12,572
8/31/2017	$12,565	$13,375	$12,596
9/30/2017	$12,823	$13,592	$12,903
10/31/2017	$13,314	$14,094	$13,185
11/30/2017	$13,685	$14,520	$13,585
12/31/2017	$13,819	$14,626	$13,721
1/31/2018	$15,082	$15,625	$14,444
2/28/2018	$14,605	$15,213	$13,912
3/31/2018	$14,343	$14,843	$13,633
4/30/2018	$14,424	$14,891	$13,684
5/31/2018	$15,116	$15,566	$14,071
6/30/2018	$15,363	$15,714	$14,163
7/31/2018	$15,837	$16,161	$14,633
8/31/2018	$16,529	$17,054	$15,147
9/30/2018	$16,529	$17,110	$15,172
10/31/2018	$14,874	$15,531	$14,055
11/30/2018	$15,313	$15,702	$14,336
12/31/2018	$13,891	$14,316	$13,002
1/31/2019	$15,387	$15,629	$14,118
2/28/2019	$16,064	$16,222	$14,614
3/31/2019	$16,524	$16,632	$14,828
4/30/2019	$17,359	$17,366	$15,420
5/31/2019	$16,725	$16,255	$14,422
6/30/2019	$17,782	$17,381	$15,435
7/31/2019	$18,133	$17,758	$15,664
8/31/2019	$17,750	$17,580	$15,345
9/30/2019	$17,427	$17,573	$15,614
10/31/2019	$17,780	$18,068	$15,951
11/30/2019	$18,696	$18,887	$16,557
12/31/2019	$19,085	$19,447	$17,035
1/31/2020	$19,606	$19,840	$17,016
2/29/2020	$18,403	$18,484	$15,623
3/31/2020	$16,248	$16,559	$13,475
4/30/2020	$18,911	$19,010	$15,259
5/31/2020	$20,342	$20,316	$16,075
6/30/2020	$21,317	$21,195	$16,443
7/31/2020	$22,702	$22,773	$17,376
8/31/2020	$24,230	$25,067	$18,635
9/30/2020	$23,628	$23,920	$17,957
10/31/2020	$23,285	$23,164	$17,569
11/30/2020	$26,017	$25,635	$19,707
12/31/2020	$27,370	$26,888	$20,593
1/31/2021	$26,852	$26,787	$20,501
2/28/2021	$27,421	$26,842	$21,142
3/31/2021	$26,962	$27,209	$21,900
4/30/2021	$28,884	$28,974	$23,029
5/31/2021	$28,243	$28,545	$23,134
6/30/2021	$30,017	$30,305	$23,705
7/31/2021	$31,073	$31,161	$24,105
8/31/2021	$32,091	$32,288	$24,793
9/30/2021	$30,372	$30,516	$23,681
10/31/2021	$32,675	$33,081	$25,282
11/30/2021	$30,979	$33,170	$24,897
12/31/2021	$31,549	$33,839	$25,877
1/31/2022	$27,318	$30,839	$24,355
2/28/2022	$26,380	$29,609	$23,741
3/31/2022	$27,138	$30,708	$24,512
4/30/2022	$23,102	$26,996	$22,312
5/31/2022	$21,716	$26,375	$22,282
6/30/2022	$20,085	$24,312	$20,418
7/31/2022	$22,573	$27,219	$22,333
8/31/2022	$21,641	$26,010	$21,500
9/30/2022	$19,358	$23,493	$19,506
10/31/2022	$20,128	$24,919	$21,106
11/30/2022	$21,117	$26,008	$22,208
12/31/2022	$19,862	$24,037	$20,907
1/31/2023	$21,450	$26,065	$22,347
2/28/2023	$20,842	$25,757	$21,825
3/31/2023	$22,192	$27,366	$22,408
4/30/2023	$22,326	$27,602	$22,647
5/31/2023	$22,792	$28,789	$22,735
6/30/2023	$24,199	$30,780	$24,288
7/31/2023	$24,681	$31,837	$25,158
8/31/2023	$24,062	$31,480	$24,673
9/30/2023	$22,805	$29,750	$23,497
10/31/2023	$22,532	$29,234	$22,875
11/30/2023	$25,299	$32,397	$25,008
12/31/2023	$26,515	$33,942	$26,334
1/31/2024	$27,039	$34,694	$26,626
2/29/2024	$28,810	$37,082	$28,067
3/31/2024	$29,281	$37,753	$28,973
4/30/2024	$27,804	$36,089	$27,698
5/31/2024	$28,831	$38,239	$29,006
6/30/2024	$30,015	$40,696	$29,904
7/31/2024	$29,304	$40,180	$30,460
8/31/2024	$30,392	$40,956	$31,123
9/30/2024	$31,360	$42,087	$31,767
10/31/2024	$31,030	$41,928	$31,534
11/30/2024	$33,284	$44,759	$33,632
12/31/2024	$32,163	$44,959	$32,604

VT Discovery All Cap Growth Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	21.35	11.00	12.39
Russell 3000® Growth Index (Strategy)	32.46	18.25	16.22
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$68,778,158
# of portfolio holdings	71
Portfolio turnover rate	79%
Total advisory fees paid	$391,723

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.2
Consumer discretionary	14.9
Communication services	11.9
Financials	11.4
Industrials	8.4
Health care	6.5
Materials	2.5
Consumer staples	0.8
Utilities	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.1
NVIDIA Corp.	6.6
Amazon.com, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Apple, Inc.	4.3
Salesforce, Inc.	2.6
Alphabet, Inc. Class A	2.3
Broadcom, Inc.	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Cadence Design Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0578 12-24

Annual Shareholder Report

VT Discovery All Cap Growth Fund

December 31, 2024

Class 2

This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$111	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by steadily moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. Mid- and small-cap stocks had periods of leadership yet ultimately lagged their large-cap counterparts, as the “Magnificent 7” stocks substantially outperformed the market.

This resulted in severe concentration within the Russell 3000® Growth Index, with these seven stocks accounting for more than half of the index weight. As a diversified fund, the portfolio was relatively underweight in NVIDIA Corp. and did not hold Tesla, Inc., which materially detracted from returns. Security selection within industrials, and particularly in companies with innovative products, such as Vertiv Holdings and GE Aerospace, contributed strongly to performance. While we adjusted individual holdings, we did not make material changes to positioning.

Total return based on a $10,000 investment

	Class 2	Russell 3000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,766	$9,841	$9,722
2/28/2015	$10,350	$10,501	$10,285
3/31/2015	$10,298	$10,405	$10,180
4/30/2015	$10,279	$10,429	$10,226
5/31/2015	$10,480	$10,594	$10,368
6/30/2015	$10,338	$10,433	$10,194
7/31/2015	$10,647	$10,761	$10,365
8/31/2015	$9,910	$10,094	$9,739
9/30/2015	$9,460	$9,814	$9,455
10/31/2015	$10,152	$10,637	$10,202
11/30/2015	$10,269	$10,693	$10,258
12/31/2015	$10,134	$10,509	$10,048
1/31/2016	$9,285	$9,881	$9,481
2/29/2016	$9,073	$9,873	$9,478
3/31/2016	$9,613	$10,545	$10,145
4/30/2016	$9,676	$10,463	$10,208
5/31/2016	$9,995	$10,672	$10,391
6/30/2016	$9,892	$10,629	$10,412
7/31/2016	$10,354	$11,145	$10,825
8/31/2016	$10,187	$11,103	$10,853
9/30/2016	$10,277	$11,152	$10,870
10/31/2016	$10,073	$10,858	$10,635
11/30/2016	$10,158	$11,147	$11,111
12/31/2016	$10,187	$11,286	$11,327
1/31/2017	$10,711	$11,651	$11,541
2/28/2017	$11,030	$12,120	$11,970
3/31/2017	$11,230	$12,261	$11,978
4/30/2017	$11,688	$12,537	$12,105
5/31/2017	$12,040	$12,831	$12,229
6/30/2017	$12,055	$12,831	$12,339
7/31/2017	$12,336	$13,154	$12,572
8/31/2017	$12,473	$13,375	$12,596
9/30/2017	$12,729	$13,592	$12,903
10/31/2017	$13,215	$14,094	$13,185
11/30/2017	$13,583	$14,520	$13,585
12/31/2017	$13,711	$14,626	$13,721
1/31/2018	$14,959	$15,625	$14,444
2/28/2018	$14,487	$15,213	$13,912
3/31/2018	$14,222	$14,843	$13,633
4/30/2018	$14,301	$14,891	$13,684
5/31/2018	$14,984	$15,566	$14,071
6/30/2018	$15,224	$15,714	$14,163
7/31/2018	$15,695	$16,161	$14,633
8/31/2018	$16,370	$17,054	$15,147
9/30/2018	$16,370	$17,110	$15,172
10/31/2018	$14,730	$15,531	$14,055
11/30/2018	$15,155	$15,702	$14,336
12/31/2018	$13,749	$14,316	$13,002
1/31/2019	$15,226	$15,629	$14,118
2/28/2019	$15,891	$16,222	$14,614
3/31/2019	$16,343	$16,632	$14,828
4/30/2019	$17,166	$17,366	$15,420
5/31/2019	$16,539	$16,255	$14,422
6/30/2019	$17,580	$17,381	$15,435
7/31/2019	$17,917	$17,758	$15,664
8/31/2019	$17,535	$17,580	$15,345
9/30/2019	$17,214	$17,573	$15,614
10/31/2019	$17,559	$18,068	$15,951
11/30/2019	$18,460	$18,887	$16,557
12/31/2019	$18,842	$19,447	$17,035
1/31/2020	$19,354	$19,840	$17,016
2/29/2020	$18,164	$18,484	$15,623
3/31/2020	$16,030	$16,559	$13,475
4/30/2020	$18,657	$19,010	$15,259
5/31/2020	$20,064	$20,316	$16,075
6/30/2020	$21,020	$21,195	$16,443
7/31/2020	$22,383	$22,773	$17,376
8/31/2020	$23,904	$25,067	$18,635
9/30/2020	$23,310	$23,920	$17,957
10/31/2020	$22,963	$23,164	$17,569
11/30/2020	$25,652	$25,635	$19,707
12/31/2020	$26,979	$26,888	$20,593
1/31/2021	$26,466	$26,787	$20,501
2/28/2021	$27,019	$26,842	$21,142
3/31/2021	$26,566	$27,209	$21,900
4/30/2021	$28,447	$28,974	$23,029
5/31/2021	$27,813	$28,545	$23,134
6/30/2021	$29,548	$30,305	$23,705
7/31/2021	$30,587	$31,161	$24,105
8/31/2021	$31,584	$32,288	$24,793
9/30/2021	$29,880	$30,516	$23,681
10/31/2021	$32,142	$33,081	$25,282
11/30/2021	$30,468	$33,170	$24,897
12/31/2021	$31,018	$33,839	$25,877
1/31/2022	$26,859	$30,839	$24,355
2/28/2022	$25,929	$29,609	$23,741
3/31/2022	$26,666	$30,708	$24,512
4/30/2022	$22,700	$26,996	$22,312
5/31/2022	$21,331	$26,375	$22,282
6/30/2022	$19,732	$24,312	$20,418
7/31/2022	$22,166	$27,219	$22,333
8/31/2022	$21,254	$26,010	$21,500
9/30/2022	$19,009	$23,493	$19,506
10/31/2022	$19,754	$24,919	$21,106
11/30/2022	$20,715	$26,008	$22,208
12/31/2022	$19,480	$24,037	$20,907
1/31/2023	$21,039	$26,065	$22,347
2/28/2023	$20,441	$25,757	$21,825
3/31/2023	$21,764	$27,366	$22,408
4/30/2023	$21,882	$27,602	$22,647
5/31/2023	$22,333	$28,789	$22,735
6/30/2023	$23,705	$30,780	$24,288
7/31/2023	$24,182	$31,837	$25,158
8/31/2023	$23,563	$31,480	$24,673
9/30/2023	$22,336	$29,750	$23,497
10/31/2023	$22,053	$29,234	$22,875
11/30/2023	$24,757	$32,397	$25,008
12/31/2023	$25,941	$33,942	$26,334
1/31/2024	$26,451	$34,694	$26,626
2/29/2024	$28,178	$37,082	$28,067
3/31/2024	$28,634	$37,753	$28,973
4/30/2024	$27,179	$36,089	$27,698
5/31/2024	$28,178	$38,239	$29,006
6/30/2024	$29,329	$40,696	$29,904
7/31/2024	$28,623	$40,180	$30,460
8/31/2024	$29,686	$40,956	$31,123
9/30/2024	$30,634	$42,087	$31,767
10/31/2024	$30,303	$41,928	$31,534
11/30/2024	$32,486	$44,759	$33,632
12/31/2024	$31,389	$44,959	$32,604

VT Discovery All Cap Growth Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	21.00	10.75	12.12
Russell 3000® Growth Index (Strategy)	32.46	18.25	16.22
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$68,778,158
# of portfolio holdings	71
Portfolio turnover rate	79%
Total advisory fees paid	$391,723

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.2
Consumer discretionary	14.9
Communication services	11.9
Financials	11.4
Industrials	8.4
Health care	6.5
Materials	2.5
Consumer staples	0.8
Utilities	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.1
NVIDIA Corp.	6.6
Amazon.com, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Apple, Inc.	4.3
Salesforce, Inc.	2.6
Alphabet, Inc. Class A	2.3
Broadcom, Inc.	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Cadence Design Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0568 12-24

Annual Shareholder Report

VT Discovery SMID Cap Growth Fund

December 31, 2024

Class 2

This annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$124	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within industrials and health care. In particular, exposure to companies that are facilitating the buildout of AI, such as Vertiv Holdings (no longer held at the end of the reporting period) and EMCOR Group, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software-related products, including MongoDB, Inc., detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class 2	Russell 2500™ Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,853	$9,846	$9,722
2/28/2015	$10,508	$10,571	$10,285
3/31/2015	$10,661	$10,744	$10,180
4/30/2015	$10,586	$10,520	$10,226
5/31/2015	$10,886	$10,845	$10,368
6/30/2015	$10,990	$10,809	$10,194
7/31/2015	$11,124	$10,938	$10,365
8/31/2015	$10,392	$10,171	$9,739
9/30/2015	$9,698	$9,615	$9,455
10/31/2015	$10,089	$10,118	$10,202
11/30/2015	$10,138	$10,347	$10,258
12/31/2015	$9,854	$9,981	$10,048
1/31/2016	$8,898	$8,994	$9,481
2/29/2016	$8,796	$9,021	$9,478
3/31/2016	$9,456	$9,716	$10,145
4/30/2016	$9,634	$9,809	$10,208
5/31/2016	$9,899	$10,053	$10,391
6/30/2016	$9,937	$9,978	$10,412
7/31/2016	$10,382	$10,571	$10,825
8/31/2016	$10,333	$10,644	$10,853
9/30/2016	$10,435	$10,675	$10,870
10/31/2016	$10,083	$10,118	$10,635
11/30/2016	$10,636	$10,855	$11,111
12/31/2016	$10,607	$10,952	$11,327
1/31/2017	$11,025	$11,212	$11,541
2/28/2017	$11,606	$11,552	$11,970
3/31/2017	$11,655	$11,637	$11,978
4/30/2017	$11,991	$11,842	$12,105
5/31/2017	$12,101	$11,847	$12,229
6/30/2017	$12,253	$12,117	$12,339
7/31/2017	$12,454	$12,278	$12,572
8/31/2017	$12,489	$12,302	$12,596
9/30/2017	$12,911	$12,817	$12,903
10/31/2017	$13,222	$13,160	$13,185
11/30/2017	$13,533	$13,594	$13,585
12/31/2017	$13,697	$13,631	$13,721
1/31/2018	$14,556	$14,311	$14,444
2/28/2018	$14,184	$13,842	$13,912
3/31/2018	$14,128	$13,955	$13,633
4/30/2018	$13,921	$13,866	$13,684
5/31/2018	$14,625	$14,604	$14,071
6/30/2018	$14,776	$14,726	$14,163
7/31/2018	$14,901	$15,002	$14,633
8/31/2018	$16,109	$16,016	$15,147
9/30/2018	$15,997	$15,782	$15,172
10/31/2018	$14,122	$13,886	$14,055
11/30/2018	$14,200	$14,148	$14,336
12/31/2018	$12,730	$12,613	$13,002
1/31/2019	$14,356	$14,115	$14,118
2/28/2019	$15,466	$15,045	$14,614
3/31/2019	$15,661	$15,008	$14,828
4/30/2019	$16,246	$15,533	$15,420
5/31/2019	$16,022	$14,501	$14,422
6/30/2019	$17,341	$15,629	$15,435
7/31/2019	$17,864	$15,873	$15,664
8/31/2019	$17,255	$15,422	$15,345
9/30/2019	$16,592	$15,132	$15,614
10/31/2019	$16,436	$15,521	$15,951
11/30/2019	$17,632	$16,578	$16,557
12/31/2019	$17,697	$16,732	$17,035
1/31/2020	$18,273	$16,750	$17,016
2/29/2020	$17,390	$15,614	$15,623
3/31/2020	$14,599	$12,847	$13,475
4/30/2020	$17,179	$14,907	$15,259
5/31/2020	$19,280	$16,463	$16,075
6/30/2020	$19,846	$17,069	$16,443
7/31/2020	$21,412	$18,004	$17,376
8/31/2020	$22,800	$18,814	$18,635
9/30/2020	$22,912	$18,669	$17,957
10/31/2020	$23,172	$18,890	$17,569
11/30/2020	$26,509	$21,641	$19,707
12/31/2020	$28,784	$23,503	$20,593
1/31/2021	$28,382	$24,160	$20,501
2/28/2021	$28,925	$24,919	$21,142
3/31/2021	$27,082	$24,087	$21,900
4/30/2021	$28,577	$24,934	$23,029
5/31/2021	$27,195	$24,241	$23,134
6/30/2021	$29,291	$25,541	$23,705
7/31/2021	$29,405	$24,989	$24,105
8/31/2021	$30,588	$25,614	$24,793
9/30/2021	$28,759	$24,639	$23,681
10/31/2021	$30,338	$25,903	$25,282
11/30/2021	$27,486	$24,568	$24,897
12/31/2021	$27,333	$24,688	$25,877
1/31/2022	$22,268	$21,431	$24,355
2/28/2022	$22,018	$21,496	$23,741
3/31/2022	$22,178	$21,651	$24,512
4/30/2022	$18,885	$19,178	$22,312
5/31/2022	$17,395	$18,713	$22,282
6/30/2022	$16,570	$17,418	$20,418
7/31/2022	$19,072	$19,405	$22,333
8/31/2022	$18,424	$19,036	$21,500
9/30/2022	$16,688	$17,397	$19,506
10/31/2022	$17,656	$18,810	$21,106
11/30/2022	$18,304	$19,370	$22,208
12/31/2022	$16,988	$18,217	$20,907
1/31/2023	$18,803	$20,041	$22,347
2/28/2023	$18,294	$19,724	$21,825
3/31/2023	$18,873	$19,409	$22,408
4/30/2023	$18,664	$19,164	$22,647
5/31/2023	$18,803	$19,143	$22,735
6/30/2023	$20,020	$20,655	$24,288
7/31/2023	$20,270	$21,344	$25,158
8/31/2023	$19,511	$20,475	$24,673
9/30/2023	$18,374	$19,242	$23,497
10/31/2023	$17,067	$17,907	$22,875
11/30/2023	$18,823	$19,494	$25,008
12/31/2023	$20,409	$21,666	$26,334
1/31/2024	$20,329	$21,176	$26,626
2/29/2024	$21,876	$22,892	$28,067
3/31/2024	$22,554	$23,509	$28,973
4/30/2024	$21,516	$21,757	$27,698
5/31/2024	$22,145	$22,640	$29,006
6/30/2024	$22,145	$22,518	$29,904
7/31/2024	$22,544	$23,890	$30,460
8/31/2024	$23,212	$23,705	$31,123
9/30/2024	$23,940	$24,092	$31,767
10/31/2024	$23,482	$24,032	$31,534
11/30/2024	$26,165	$26,891	$33,632
12/31/2024	$24,110	$24,677	$32,604

VT Discovery SMID Cap Growth Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	18.13	6.38	9.20
Russell 2500™ Growth Index (Strategy)	13.90	8.08	9.45
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$144,348,647
# of portfolio holdings	75
Portfolio turnover rate	63%
Total advisory fees paid	$1,068,699

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.8
Information technology	23.3
Health care	20.4
Consumer discretionary	12.7
Financials	9.3
Communication services	3.4
Consumer staples	2.7
Materials	2.6
Real estate	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	3.4
Casella Waste Systems, Inc. Class A	2.3
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.1
Applied Industrial Technologies, Inc.	2.0
EMCOR Group, Inc.	2.0
Tetra Tech, Inc.	2.0
Saia, Inc.	1.9
Globant SA	1.9
HealthEquity, Inc.	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3221 12-24

Annual Shareholder Report

December 31, 2024

VT Index Asset Allocation Fund

Class 2

This annual shareholder report contains important information about VT Index Asset Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$107	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equity markets closed 2024 with the best two-year performance since the late 1990s amid a resilient U.S. economy, strong consumer spending, and optimism on the transformative nature of artificial intelligence. Although 10 of the 11 sectors finished the year with gains, the equity market rally was led by a handful of mega-cap stocks. Bonds did not fare as well, as yields rose during the 12-month period despite cuts to the federal funds rate in the fall. For the period, U.S. Treasury bonds, as measured by the Bloomberg U.S Treasury Index, gained 0.58%, while the S&P 500 Index returned 25.02%. The Fund has a 60% stock/40% bond allocation before tactical allocation.

The Fund’s tactical asset allocation (TAA) activity was the largest driver of our relative outperformance. Our overweight to stocks contributed to performance. An overweight to U.S. Treasury notes during the third quarter also helped. Over the period, the TAA activity added 98 basis points (bps; 100 bps equal 1.00%) to our relative performance.

Total return based on a $10,000 investment

	Class 2	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,011	$10,192	$9,722	$10,210
2/28/2015	$10,222	$10,307	$10,285	$10,114
3/31/2015	$10,137	$10,258	$10,180	$10,161
4/30/2015	$10,180	$10,296	$10,226	$10,124
5/31/2015	$10,246	$10,368	$10,368	$10,100
6/30/2015	$10,094	$10,211	$10,194	$9,990
7/31/2015	$10,259	$10,373	$10,365	$10,059
8/31/2015	$9,865	$10,000	$9,739	$10,045
9/30/2015	$9,759	$9,886	$9,455	$10,113
10/31/2015	$10,235	$10,372	$10,202	$10,114
11/30/2015	$10,235	$10,374	$10,258	$10,088
12/31/2015	$10,125	$10,269	$10,048	$10,055
1/31/2016	$9,889	$10,050	$9,481	$10,193
2/29/2016	$9,889	$10,078	$9,478	$10,266
3/31/2016	$10,327	$10,495	$10,145	$10,360
4/30/2016	$10,338	$10,515	$10,208	$10,400
5/31/2016	$10,437	$10,628	$10,391	$10,402
6/30/2016	$10,492	$10,738	$10,412	$10,589
7/31/2016	$10,725	$10,993	$10,825	$10,656
8/31/2016	$10,720	$10,978	$10,853	$10,644
9/30/2016	$10,720	$10,974	$10,870	$10,638
10/31/2016	$10,589	$10,805	$10,635	$10,556
11/30/2016	$10,777	$10,930	$11,111	$10,307
12/31/2016	$10,901	$11,055	$11,327	$10,321
1/31/2017	$11,027	$11,191	$11,541	$10,341
2/28/2017	$11,294	$11,480	$11,970	$10,411
3/31/2017	$11,294	$11,486	$11,978	$10,405
4/30/2017	$11,374	$11,588	$12,105	$10,486
5/31/2017	$11,471	$11,716	$12,229	$10,567
6/30/2017	$11,507	$11,753	$12,339	$10,556
7/31/2017	$11,648	$11,905	$12,572	$10,601
8/31/2017	$11,677	$11,979	$12,596	$10,696
9/30/2017	$11,800	$12,086	$12,903	$10,645
10/31/2017	$11,950	$12,249	$13,185	$10,652
11/30/2017	$12,159	$12,468	$13,585	$10,638
12/31/2017	$12,237	$12,567	$13,721	$10,687
1/31/2018	$12,620	$12,930	$14,444	$10,564
2/28/2018	$12,297	$12,605	$13,912	$10,464
3/31/2018	$12,094	$12,461	$13,633	$10,531
4/30/2018	$12,094	$12,449	$13,684	$10,452
5/31/2018	$12,316	$12,673	$14,071	$10,527
6/30/2018	$12,364	$12,721	$14,163	$10,514
7/31/2018	$12,644	$12,984	$14,633	$10,516
8/31/2018	$12,940	$13,278	$15,147	$10,584
9/30/2018	$12,937	$13,273	$15,172	$10,516
10/31/2018	$12,332	$12,704	$14,055	$10,433
11/30/2018	$12,538	$12,904	$14,336	$10,495
12/31/2018	$11,881	$12,316	$13,002	$10,688
1/31/2019	$12,546	$12,931	$14,118	$10,801
2/28/2019	$12,765	$13,167	$14,614	$10,795
3/31/2019	$13,013	$13,421	$14,828	$11,003
4/30/2019	$13,284	$13,732	$15,420	$11,005
5/31/2019	$12,928	$13,337	$14,422	$11,201
6/30/2019	$13,463	$13,950	$15,435	$11,341
7/31/2019	$13,562	$14,064	$15,664	$11,366
8/31/2019	$13,611	$14,122	$15,345	$11,661
9/30/2019	$13,688	$14,233	$15,614	$11,599
10/31/2019	$13,826	$14,421	$15,950	$11,634
11/30/2019	$14,083	$14,718	$16,557	$11,628
12/31/2019	$14,276	$14,952	$17,035	$11,620
1/31/2020	$14,443	$15,094	$17,016	$11,843
2/29/2020	$13,887	$14,509	$15,623	$12,056
3/31/2020	$13,087	$13,601	$13,475	$11,985
4/30/2020	$14,139	$14,682	$15,259	$12,198
5/31/2020	$14,557	$15,087	$16,075	$12,255
6/30/2020	$14,743	$15,273	$16,443	$12,332
7/31/2020	$15,323	$15,859	$17,376	$12,517
8/31/2020	$15,915	$16,474	$18,635	$12,416
9/30/2020	$15,510	$16,107	$17,957	$12,409
10/31/2020	$15,229	$15,789	$17,569	$12,353
11/30/2020	$16,270	$16,848	$19,707	$12,475
12/31/2020	$16,644	$17,221	$20,593	$12,492
1/31/2021	$16,446	$17,051	$20,501	$12,402
2/28/2021	$16,644	$17,210	$21,142	$12,223
3/31/2021	$17,003	$17,556	$21,900	$12,071
4/30/2021	$17,644	$18,170	$23,029	$12,166
5/31/2021	$17,720	$18,272	$23,134	$12,206
6/30/2021	$18,031	$18,575	$23,705	$12,291
7/31/2021	$18,376	$18,940	$24,105	$12,429
8/31/2021	$18,729	$19,273	$24,793	$12,405
9/30/2021	$18,042	$18,651	$23,681	$12,298
10/31/2021	$18,850	$19,430	$25,282	$12,294
11/30/2021	$18,800	$19,409	$24,897	$12,331
12/31/2021	$19,307	$19,891	$25,877	$12,299
1/31/2022	$18,489	$19,123	$24,355	$12,034
2/28/2022	$18,068	$18,729	$23,741	$11,900
3/31/2022	$18,223	$18,913	$24,512	$11,569
4/30/2022	$16,974	$17,689	$22,312	$11,130
5/31/2022	$16,999	$17,721	$22,282	$11,202
6/30/2022	$16,114	$16,781	$20,418	$11,026
7/31/2022	$17,070	$17,816	$22,333	$11,296
8/31/2022	$16,466	$17,204	$21,500	$10,977
9/30/2022	$15,358	$16,015	$19,506	$10,502
10/31/2022	$15,992	$16,704	$21,106	$10,366
11/30/2022	$16,683	$17,443	$22,208	$10,748
12/31/2022	$16,020	$16,804	$20,907	$10,699
1/31/2023	$16,799	$17,606	$22,347	$11,028
2/28/2023	$16,328	$17,183	$21,825	$10,743
3/31/2023	$16,888	$17,761	$22,408	$11,016
4/30/2023	$17,071	$17,965	$22,647	$11,083
5/31/2023	$17,023	$17,929	$22,735	$10,962
6/30/2023	$17,627	$18,586	$24,288	$10,923
7/31/2023	$17,931	$18,918	$25,158	$10,915
8/31/2023	$17,712	$18,698	$24,673	$10,846
9/30/2023	$16,976	$17,998	$23,497	$10,570
10/31/2023	$16,626	$17,683	$22,875	$10,403
11/30/2023	$17,895	$18,898	$25,008	$10,874
12/31/2023	$18,695	$19,668	$26,334	$11,291
1/31/2024	$18,866	$19,844	$26,626	$11,260
2/29/2024	$19,366	$20,375	$28,067	$11,101
3/31/2024	$19,800	$20,821	$28,973	$11,203
4/30/2024	$19,035	$20,117	$27,698	$10,920
5/31/2024	$19,779	$20,833	$29,006	$11,105
6/30/2024	$20,341	$21,365	$29,904	$11,210
7/31/2024	$20,671	$21,708	$30,460	$11,472
8/31/2024	$21,112	$22,135	$31,123	$11,637
9/30/2024	$21,520	$22,525	$31,767	$11,793
10/31/2024	$21,142	$22,188	$31,534	$11,500
11/30/2024	$22,048	$23,039	$33,632	$11,622
12/31/2024	$21,475	$22,567	$32,604	$11,432

VT Index Asset Allocation Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	14.87	8.51	7.94
Index Asset Allocation Blended Index (Strategy)Footnote Reference*	14.74	8.58	8.48
Russell 3000® Index (Regulatory)	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	1.25	(0.33)	1.35

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$69,868,801
# of portfolio holdings	628
Portfolio turnover rate	14%
Total advisory fees paid	$335,354

What did the Fund invest in?

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	32.5
Financials	13.6
Consumer discretionary	11.3
Health care	10.1
Communication services	9.4
Industrials	8.1
Consumer staples	5.5
Energy	3.2
Utilities	2.3
Real estate	2.1
Materials	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.5
NVIDIA Corp.	3.9
Microsoft Corp.	3.8
Amazon.com, Inc.	2.5
U.S. Treasury Notes, 0.63%, 5-15-2030	1.8
U.S. Treasury Bonds, 6.00%, 2-15-2026	1.7
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.6
U.S. Treasury Notes, 0.63%, 7-31-2026	1.6
U.S. Treasury Notes, 1.38%, 10-31-2028	1.6
Meta Platforms, Inc. Class A	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.2
1-3 years	39.2
3-5 years	21.3
5-10 years	18.9
10-20 years	20.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0360 12-24

Annual Shareholder Report

VT Opportunity Fund

December 31, 2024

Class 1

This annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$81	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In 2024, equity markets reached all-time highs, marked by easing monetary policy, technological transformation through artificial intelligence (AI), shifting geopolitical dynamics, and a U.S. presidential election. This technological enthusiasm and the macroeconomic cross-currents helped drive an environment in which earnings momentum was highly rewarded and exposure to the AI infrastructure buildout was particularly prized.

The Fund underperformed its benchmark for the period. Key detractors included Dollar General, which has faced challenges due to execution issues and weakness from its lower-end consumers, and Olin Corporation, which continues to navigate cyclical downturns. The Fund not owning semiconductor chip designer NVIDIA Corporation was a notable source of underperformance.

Stock selection in communication services and consumer discretionary contributed to performance. Despite the Fund’s underperformance and the current preference for high-momentum securities, we remain disciplined in our approach and we believe our portfolio overall is trading at attractive levels to private market value and is positioned well for the future.

Total return based on a $10,000 investment

	Class 1	Russell 3000® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,650	$9,722
2/28/2015	$10,403	$10,285
3/31/2015	$10,354	$10,180
4/30/2015	$10,323	$10,226
5/31/2015	$10,434	$10,368
6/30/2015	$10,187	$10,194
7/31/2015	$10,232	$10,365
8/31/2015	$9,665	$9,739
9/30/2015	$9,334	$9,455
10/31/2015	$10,073	$10,202
11/30/2015	$10,065	$10,258
12/31/2015	$9,715	$10,048
1/31/2016	$9,136	$9,481
2/29/2016	$9,140	$9,478
3/31/2016	$9,906	$10,145
4/30/2016	$9,987	$10,208
5/31/2016	$10,154	$10,391
6/30/2016	$9,995	$10,412
7/31/2016	$10,425	$10,825
8/31/2016	$10,487	$10,853
9/30/2016	$10,550	$10,870
10/31/2016	$10,376	$10,635
11/30/2016	$10,927	$11,111
12/31/2016	$10,932	$11,327
1/31/2017	$11,345	$11,541
2/28/2017	$11,558	$11,970
3/31/2017	$11,563	$11,978
4/30/2017	$11,723	$12,105
5/31/2017	$11,905	$12,229
6/30/2017	$11,909	$12,339
7/31/2017	$12,075	$12,572
8/31/2017	$12,051	$12,596
9/30/2017	$12,358	$12,903
10/31/2017	$12,626	$13,185
11/30/2017	$12,987	$13,585
12/31/2017	$13,197	$13,721
1/31/2018	$13,851	$14,444
2/28/2018	$13,402	$13,912
3/31/2018	$13,143	$13,633
4/30/2018	$13,231	$13,684
5/31/2018	$13,539	$14,071
6/30/2018	$13,597	$14,163
7/31/2018	$14,096	$14,633
8/31/2018	$14,301	$15,147
9/30/2018	$14,306	$15,172
10/31/2018	$13,314	$14,055
11/30/2018	$13,589	$14,336
12/31/2018	$12,283	$13,002
1/31/2019	$13,454	$14,118
2/28/2019	$13,848	$14,614
3/31/2019	$14,145	$14,828
4/30/2019	$14,733	$15,420
5/31/2019	$13,832	$14,422
6/30/2019	$14,744	$15,435
7/31/2019	$15,160	$15,664
8/31/2019	$14,928	$15,345
9/30/2019	$15,105	$15,614
10/31/2019	$15,215	$15,951
11/30/2019	$15,830	$16,557
12/31/2019	$16,190	$17,035
1/31/2020	$16,074	$17,016
2/29/2020	$14,910	$15,623
3/31/2020	$12,673	$13,475
4/30/2020	$14,258	$15,259
5/31/2020	$15,282	$16,075
6/30/2020	$15,404	$16,443
7/31/2020	$16,138	$17,376
8/31/2020	$17,417	$18,635
9/30/2020	$16,904	$17,957
10/31/2020	$16,657	$17,569
11/30/2020	$18,723	$19,707
12/31/2020	$19,642	$20,593
1/31/2021	$19,129	$20,501
2/28/2021	$19,709	$21,142
3/31/2021	$20,509	$21,900
4/30/2021	$21,975	$23,029
5/31/2021	$21,961	$23,134
6/30/2021	$22,461	$23,705
7/31/2021	$23,315	$24,105
8/31/2021	$23,877	$24,793
9/30/2021	$22,704	$23,681
10/31/2021	$23,856	$25,282
11/30/2021	$23,406	$24,897
12/31/2021	$24,566	$25,877
1/31/2022	$22,746	$24,355
2/28/2022	$21,924	$23,741
3/31/2022	$22,500	$24,512
4/30/2022	$20,778	$22,312
5/31/2022	$20,420	$22,282
6/30/2022	$18,923	$20,418
7/31/2022	$21,020	$22,333
8/31/2022	$20,108	$21,500
9/30/2022	$18,188	$19,506
10/31/2022	$19,310	$21,106
11/30/2022	$20,529	$22,208
12/31/2022	$19,503	$20,907
1/31/2023	$21,283	$22,347
2/28/2023	$20,687	$21,825
3/31/2023	$21,160	$22,408
4/30/2023	$21,222	$22,647
5/31/2023	$21,292	$22,735
6/30/2023	$22,897	$24,288
7/31/2023	$23,631	$25,158
8/31/2023	$23,269	$24,673
9/30/2023	$21,811	$23,497
10/31/2023	$20,829	$22,875
11/30/2023	$23,259	$25,008
12/31/2023	$24,736	$26,334
1/31/2024	$24,879	$26,626
2/29/2024	$26,280	$28,067
3/31/2024	$26,937	$28,973
4/30/2024	$25,384	$27,698
5/31/2024	$25,927	$29,006
6/30/2024	$26,241	$29,904
7/31/2024	$27,224	$30,460
8/31/2024	$27,745	$31,123
9/30/2024	$28,213	$31,767
10/31/2024	$27,809	$31,534
11/30/2024	$29,542	$33,632
12/31/2024	$28,532	$32,604

VT Opportunity Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	15.35	12.00	11.05
Russell 3000® Index (Strategy and Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$185,351,475
# of portfolio holdings	56
Portfolio turnover rate	15%
Total advisory fees paid	$1,144,661

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.3
Industrials	16.1
Consumer discretionary	11.1
Financials	10.2
Health care	8.9
Communication services	8.8
Real estate	8.3
Materials	5.6
Consumer staples	3.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.0
Apple, Inc.	5.6
Alphabet, Inc. Class C	5.0
Salesforce, Inc.	4.8
Mastercard, Inc. Class A	3.7
Meta Platforms, Inc. Class A	3.6
Marvell Technology, Inc.	3.4
Texas Instruments, Inc.	2.7
Teledyne Technologies, Inc.	2.2
Regal Rexnord Corp.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3020 12-24

Annual Shareholder Report

VT Opportunity Fund

December 31, 2024

Class 2

This annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$108	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In 2024, equity markets reached all-time highs, marked by easing monetary policy, technological transformation through artificial intelligence (AI), shifting geopolitical dynamics, and a U.S. presidential election. This technological enthusiasm and the macroeconomic cross-currents helped drive an environment in which earnings momentum was highly rewarded and exposure to the AI infrastructure buildout was particularly prized.

The Fund underperformed its benchmark for the period. Key detractors included Dollar General, which has faced challenges due to execution issues and weakness from its lower-end consumers, and Olin Corporation, which continues to navigate cyclical downturns. The Fund not owning semiconductor chip designer NVIDIA Corporation was a notable source of underperformance.

Stock selection in communication services and consumer discretionary contributed to performance. Despite the Fund’s underperformance and the current preference for high-momentum securities, we remain disciplined in our approach and we believe our portfolio overall is trading at attractive levels to private market value and is positioned well for the future.

Total return based on a $10,000 investment

	Class 2	Russell 3000® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,647	$9,722
2/28/2015	$10,402	$10,285
3/31/2015	$10,350	$10,180
4/30/2015	$10,315	$10,226
5/31/2015	$10,423	$10,368
6/30/2015	$10,173	$10,194
7/31/2015	$10,218	$10,365
8/31/2015	$9,649	$9,739
9/30/2015	$9,320	$9,455
10/31/2015	$10,051	$10,202
11/30/2015	$10,044	$10,258
12/31/2015	$9,692	$10,048
1/31/2016	$9,115	$9,481
2/29/2016	$9,115	$9,478
3/31/2016	$9,877	$10,145
4/30/2016	$9,955	$10,208
5/31/2016	$10,117	$10,391
6/30/2016	$9,959	$10,412
7/31/2016	$10,383	$10,825
8/31/2016	$10,445	$10,853
9/30/2016	$10,502	$10,870
10/31/2016	$10,330	$10,635
11/30/2016	$10,877	$11,111
12/31/2016	$10,877	$11,327
1/31/2017	$11,287	$11,541
2/28/2017	$11,498	$11,970
3/31/2017	$11,498	$11,978
4/30/2017	$11,653	$12,105
5/31/2017	$11,833	$12,229
6/30/2017	$11,833	$12,339
7/31/2017	$11,999	$12,572
8/31/2017	$11,975	$12,596
9/30/2017	$12,274	$12,903
10/31/2017	$12,540	$13,185
11/30/2017	$12,892	$13,585
12/31/2017	$13,100	$13,721
1/31/2018	$13,746	$14,444
2/28/2018	$13,298	$13,912
3/31/2018	$13,042	$13,633
4/30/2018	$13,124	$13,684
5/31/2018	$13,428	$14,071
6/30/2018	$13,481	$14,163
7/31/2018	$13,973	$14,633
8/31/2018	$14,170	$15,147
9/30/2018	$14,175	$15,172
10/31/2018	$13,186	$14,055
11/30/2018	$13,457	$14,336
12/31/2018	$12,164	$13,002
1/31/2019	$13,319	$14,118
2/28/2019	$13,707	$14,614
3/31/2019	$13,995	$14,828
4/30/2019	$14,575	$15,420
5/31/2019	$13,681	$14,422
6/30/2019	$14,580	$15,435
7/31/2019	$14,990	$15,664
8/31/2019	$14,756	$15,345
9/30/2019	$14,930	$15,614
10/31/2019	$15,038	$15,951
11/30/2019	$15,637	$16,557
12/31/2019	$15,991	$17,035
1/31/2020	$15,871	$17,016
2/29/2020	$14,720	$15,623
3/31/2020	$12,509	$13,475
4/30/2020	$14,073	$15,259
5/31/2020	$15,074	$16,075
6/30/2020	$15,200	$16,443
7/31/2020	$15,915	$17,376
8/31/2020	$17,175	$18,635
9/30/2020	$16,666	$17,957
10/31/2020	$16,418	$17,569
11/30/2020	$18,449	$19,707
12/31/2020	$19,350	$20,593
1/31/2021	$18,847	$20,501
2/28/2021	$19,409	$21,142
3/31/2021	$20,192	$21,900
4/30/2021	$21,635	$23,029
5/31/2021	$21,616	$23,134
6/30/2021	$22,106	$23,705
7/31/2021	$22,935	$24,105
8/31/2021	$23,485	$24,793
9/30/2021	$22,323	$23,681
10/31/2021	$23,450	$25,282
11/30/2021	$23,004	$24,897
12/31/2021	$24,144	$25,877
1/31/2022	$22,351	$24,355
2/28/2022	$21,540	$23,741
3/31/2022	$22,097	$24,512
4/30/2022	$20,400	$22,312
5/31/2022	$20,042	$22,282
6/30/2022	$18,579	$20,418
7/31/2022	$20,628	$22,333
8/31/2022	$19,729	$21,500
9/30/2022	$17,836	$19,506
10/31/2022	$18,941	$21,106
11/30/2022	$20,131	$22,208
12/31/2022	$19,121	$20,907
1/31/2023	$20,860	$22,347
2/28/2023	$20,268	$21,825
3/31/2023	$20,731	$22,408
4/30/2023	$20,782	$22,647
5/31/2023	$20,851	$22,735
6/30/2023	$22,419	$24,288
7/31/2023	$23,126	$25,158
8/31/2023	$22,773	$24,673
9/30/2023	$21,339	$23,497
10/31/2023	$20,372	$22,875
11/30/2023	$22,754	$25,008
12/31/2023	$24,187	$26,334
1/31/2024	$24,317	$26,626
2/29/2024	$25,686	$28,067
3/31/2024	$26,318	$28,973
4/30/2024	$24,801	$27,698
5/31/2024	$25,323	$29,006
6/30/2024	$25,630	$29,904
7/31/2024	$26,573	$30,460
8/31/2024	$27,081	$31,123
9/30/2024	$27,537	$31,767
10/31/2024	$27,133	$31,534
11/30/2024	$28,832	$33,632
12/31/2024	$27,827	$32,604

VT Opportunity Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	15.05	11.72	10.78
Russell 3000® Index (Strategy and Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$185,351,475
# of portfolio holdings	56
Portfolio turnover rate	15%
Total advisory fees paid	$1,144,661

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.3
Industrials	16.1
Consumer discretionary	11.1
Financials	10.2
Health care	8.9
Communication services	8.8
Real estate	8.3
Materials	5.6
Consumer staples	3.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.0
Apple, Inc.	5.6
Alphabet, Inc. Class C	5.0
Salesforce, Inc.	4.8
Mastercard, Inc. Class A	3.7
Meta Platforms, Inc. Class A	3.6
Marvell Technology, Inc.	3.4
Texas Instruments, Inc.	2.7
Teledyne Technologies, Inc.	2.2
Regal Rexnord Corp.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3222 12-24

Annual Shareholder Report

VT Small Cap Growth Fund

December 31, 2024

Class 1

This annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$101	0.92%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within health care and industrials. Exposure to companies that are facilitating the buildout of AI, such as Comfort Systems USA and SPX Technologies, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software products, including Five9, Inc., and Sprout Social, Inc., detracted. While we adjusted individual holdings, we did not make material changes to positioning.

Total return based on a $10,000 investment

	Class 1	Russell 2000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,772	$9,772	$9,722
2/28/2015	$10,774	$10,475	$10,285
3/31/2015	$10,923	$10,663	$10,180
4/30/2015	$10,635	$10,349	$10,226
5/31/2015	$10,933	$10,730	$10,368
6/30/2015	$11,389	$10,874	$10,194
7/31/2015	$11,516	$10,918	$10,365
8/31/2015	$10,274	$10,091	$9,739
9/30/2015	$9,479	$9,453	$9,455
10/31/2015	$9,793	$9,990	$10,202
11/30/2015	$10,095	$10,356	$10,258
12/31/2015	$9,737	$9,862	$10,048
1/31/2016	$8,528	$8,793	$9,481
2/29/2016	$8,226	$8,731	$9,478
3/31/2016	$8,796	$9,400	$10,145
4/30/2016	$9,143	$9,494	$10,208
5/31/2016	$9,378	$9,750	$10,391
6/30/2016	$9,613	$9,705	$10,412
7/31/2016	$10,414	$10,339	$10,825
8/31/2016	$10,550	$10,449	$10,853
9/30/2016	$10,624	$10,600	$10,870
10/31/2016	$9,907	$9,941	$10,635
11/30/2016	$10,711	$10,830	$11,111
12/31/2016	$10,526	$10,978	$11,327
1/31/2017	$11,057	$11,156	$11,541
2/28/2017	$11,280	$11,430	$11,970
3/31/2017	$11,416	$11,565	$11,978
4/30/2017	$11,713	$11,778	$12,105
5/31/2017	$11,639	$11,671	$12,229
6/30/2017	$12,121	$12,073	$12,339
7/31/2017	$12,296	$12,176	$12,572
8/31/2017	$12,195	$12,161	$12,596
9/30/2017	$12,780	$12,824	$12,903
10/31/2017	$13,047	$13,022	$13,185
11/30/2017	$13,289	$13,396	$13,585
12/31/2017	$13,277	$13,411	$13,721
1/31/2018	$14,053	$13,934	$14,444
2/28/2018	$14,117	$13,538	$13,912
3/31/2018	$14,359	$13,720	$13,633
4/30/2018	$14,384	$13,733	$13,684
5/31/2018	$15,504	$14,598	$14,071
6/30/2018	$15,772	$14,712	$14,163
7/31/2018	$15,843	$14,965	$14,633
8/31/2018	$17,573	$15,897	$15,147
9/30/2018	$17,280	$15,525	$15,172
10/31/2018	$15,272	$13,560	$14,055
11/30/2018	$15,355	$13,772	$14,336
12/31/2018	$13,472	$12,163	$13,002
1/31/2019	$14,839	$13,568	$14,118
2/28/2019	$15,829	$14,444	$14,614
3/31/2019	$15,648	$14,248	$14,828
4/30/2019	$16,373	$14,682	$15,420
5/31/2019	$15,453	$13,593	$14,422
6/30/2019	$16,652	$14,640	$15,435
7/31/2019	$16,669	$14,783	$15,664
8/31/2019	$15,800	$14,145	$15,345
9/30/2019	$15,143	$14,029	$15,614
10/31/2019	$15,586	$14,428	$15,951
11/30/2019	$16,735	$15,278	$16,557
12/31/2019	$16,883	$15,628	$17,035
1/31/2020	$17,358	$15,456	$17,016
2/29/2020	$15,980	$14,340	$15,623
3/31/2020	$13,076	$11,601	$13,475
4/30/2020	$15,406	$13,329	$15,259
5/31/2020	$17,768	$14,589	$16,075
6/30/2020	$18,605	$15,149	$16,443
7/31/2020	$19,822	$15,670	$17,376
8/31/2020	$21,422	$16,589	$18,635
9/30/2020	$21,196	$16,234	$17,957
10/31/2020	$21,283	$16,357	$17,569
11/30/2020	$24,604	$19,241	$19,707
12/31/2020	$26,690	$21,040	$20,593
1/31/2021	$27,316	$22,054	$20,501
2/28/2021	$28,081	$22,782	$21,142
3/31/2021	$26,882	$22,066	$21,900
4/30/2021	$28,655	$22,547	$23,029
5/31/2021	$27,299	$21,903	$23,134
6/30/2021	$29,159	$22,930	$23,705
7/31/2021	$29,217	$22,095	$24,105
8/31/2021	$30,447	$22,496	$24,793
9/30/2021	$29,607	$21,634	$23,681
10/31/2021	$31,774	$22,647	$25,282
11/30/2021	$29,081	$21,541	$24,897
12/31/2021	$28,807	$21,636	$25,877
1/31/2022	$24,065	$18,736	$24,355
2/28/2022	$24,357	$18,818	$23,741
3/31/2022	$24,435	$18,904	$24,512
4/30/2022	$20,864	$16,585	$22,312
5/31/2022	$19,459	$16,272	$22,282
6/30/2022	$18,424	$15,264	$20,418
7/31/2022	$20,457	$16,973	$22,333
8/31/2022	$20,033	$16,814	$21,500
9/30/2022	$18,432	$15,301	$19,506
10/31/2022	$19,821	$16,754	$21,106
11/30/2022	$20,339	$17,026	$22,208
12/31/2022	$18,927	$15,933	$20,907
1/31/2023	$20,386	$17,518	$22,347
2/28/2023	$20,457	$17,329	$21,825
3/31/2023	$19,963	$16,901	$22,408
4/30/2023	$19,398	$16,705	$22,647
5/31/2023	$19,115	$16,708	$22,735
6/30/2023	$20,669	$18,093	$24,288
7/31/2023	$20,928	$18,939	$25,158
8/31/2023	$19,562	$17,953	$24,673
9/30/2023	$18,221	$16,769	$23,497
10/31/2023	$16,502	$15,476	$22,875
11/30/2023	$18,338	$16,885	$25,008
12/31/2023	$19,751	$18,906	$26,334
1/31/2024	$19,657	$18,300	$26,626
2/29/2024	$21,634	$19,787	$28,067
3/31/2024	$21,799	$20,340	$28,973
4/30/2024	$20,339	$18,774	$27,698
5/31/2024	$21,493	$19,779	$29,006
6/30/2024	$21,822	$19,746	$29,904
7/31/2024	$22,175	$21,363	$30,460
8/31/2024	$22,905	$21,126	$31,123
9/30/2024	$23,352	$21,407	$31,767
10/31/2024	$22,811	$21,123	$31,534
11/30/2024	$25,589	$23,713	$33,632
12/31/2024	$23,517	$21,772	$32,604

VT Small Cap Growth Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	19.07	6.85	8.93
Russell 2000® Growth Index (Strategy)	15.15	6.86	8.09
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$307,502,008
# of portfolio holdings	79
Portfolio turnover rate	79%
Total advisory fees paid	$2,507,845

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.8
Industrials	24.5
Health care	23.9
Consumer discretionary	8.2
Financials	7.4
Consumer staples	4.3
Materials	2.7
Communication services	1.4
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.5
CyberArk Software Ltd.	2.5
Sterling Infrastructure, Inc.	2.3
Clearwater Analytics Holdings, Inc. Class A	2.2
Casella Waste Systems, Inc. Class A	2.2
Glaukos Corp.	2.2
Applied Industrial Technologies, Inc.	2.1
Varonis Systems, Inc. Class B	2.0
Skyward Specialty Insurance Group, Inc.	2.0
AAON, Inc.	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3003 12-24

Annual Shareholder Report

VT Small Cap Growth Fund

December 31, 2024

Class 2

This annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$128	1.17%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within health care and industrials. Exposure to companies that are facilitating the buildout of AI, such as Comfort Systems USA and SPX Technologies, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software products, including Five9, Inc., and Sprout Social, Inc., detracted. While we adjusted individual holdings, we did not make material changes to positioning.

Total return based on a $10,000 investment

	Class 2	Russell 2000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,759	$9,772	$9,722
2/28/2015	$10,763	$10,475	$10,285
3/31/2015	$10,914	$10,663	$10,180
4/30/2015	$10,622	$10,349	$10,226
5/31/2015	$10,914	$10,730	$10,368
6/30/2015	$11,365	$10,874	$10,194
7/31/2015	$11,493	$10,918	$10,365
8/31/2015	$10,256	$10,091	$9,739
9/30/2015	$9,462	$9,453	$9,455
10/31/2015	$9,769	$9,990	$10,202
11/30/2015	$10,064	$10,356	$10,258
12/31/2015	$9,712	$9,862	$10,048
1/31/2016	$8,509	$8,793	$9,481
2/29/2016	$8,203	$8,731	$9,478
3/31/2016	$8,770	$9,400	$10,145
4/30/2016	$9,110	$9,494	$10,208
5/31/2016	$9,349	$9,750	$10,391
6/30/2016	$9,564	$9,705	$10,412
7/31/2016	$10,364	$10,339	$10,825
8/31/2016	$10,502	$10,449	$10,853
9/30/2016	$10,577	$10,600	$10,870
10/31/2016	$9,861	$9,941	$10,635
11/30/2016	$10,653	$10,830	$11,111
12/31/2016	$10,464	$10,978	$11,327
1/31/2017	$10,992	$11,156	$11,541
2/28/2017	$11,218	$11,430	$11,970
3/31/2017	$11,343	$11,565	$11,978
4/30/2017	$11,632	$11,778	$12,105
5/31/2017	$11,557	$11,671	$12,229
6/30/2017	$12,047	$12,073	$12,339
7/31/2017	$12,213	$12,176	$12,572
8/31/2017	$12,109	$12,161	$12,596
9/30/2017	$12,691	$12,824	$12,903
10/31/2017	$12,950	$13,022	$13,185
11/30/2017	$13,196	$13,396	$13,585
12/31/2017	$13,170	$13,411	$13,721
1/31/2018	$13,933	$13,934	$14,444
2/28/2018	$13,998	$13,538	$13,912
3/31/2018	$14,231	$13,720	$13,633
4/30/2018	$14,257	$13,733	$13,684
5/31/2018	$15,369	$14,598	$14,071
6/30/2018	$15,628	$14,712	$14,163
7/31/2018	$15,701	$14,965	$14,633
8/31/2018	$17,406	$15,897	$15,147
9/30/2018	$17,108	$15,525	$15,172
10/31/2018	$15,119	$13,560	$14,055
11/30/2018	$15,204	$13,772	$14,336
12/31/2018	$13,342	$12,163	$13,002
1/31/2019	$14,678	$13,568	$14,118
2/28/2019	$15,658	$14,444	$14,614
3/31/2019	$15,474	$14,248	$14,828
4/30/2019	$16,198	$14,682	$15,420
5/31/2019	$15,275	$13,593	$14,422
6/30/2019	$16,468	$14,640	$15,435
7/31/2019	$16,470	$14,783	$15,664
8/31/2019	$15,613	$14,145	$15,345
9/30/2019	$14,958	$14,029	$15,614
10/31/2019	$15,395	$14,428	$15,951
11/30/2019	$16,521	$15,278	$16,557
12/31/2019	$16,655	$15,628	$17,035
1/31/2020	$17,126	$15,456	$17,016
2/29/2020	$15,764	$14,340	$15,623
3/31/2020	$12,907	$11,601	$13,475
4/30/2020	$15,193	$13,329	$15,259
5/31/2020	$17,529	$14,589	$16,075
6/30/2020	$18,353	$15,149	$16,443
7/31/2020	$19,549	$15,670	$17,376
8/31/2020	$21,102	$16,589	$18,635
9/30/2020	$20,888	$16,234	$17,957
10/31/2020	$20,977	$16,357	$17,569
11/30/2020	$24,244	$19,241	$19,707
12/31/2020	$26,279	$21,040	$20,593
1/31/2021	$26,886	$22,054	$20,501
2/28/2021	$27,636	$22,782	$21,142
3/31/2021	$26,458	$22,066	$21,900
4/30/2021	$28,189	$22,547	$23,029
5/31/2021	$26,868	$21,903	$23,134
6/30/2021	$28,689	$22,930	$23,705
7/31/2021	$28,730	$22,095	$24,105
8/31/2021	$29,939	$22,496	$24,793
9/30/2021	$29,093	$21,634	$23,681
10/31/2021	$31,208	$22,647	$25,282
11/30/2021	$28,569	$21,541	$24,897
12/31/2021	$28,287	$21,636	$25,877
1/31/2022	$23,633	$18,736	$24,355
2/28/2022	$23,915	$18,818	$23,741
3/31/2022	$23,996	$18,904	$24,512
4/30/2022	$20,470	$16,585	$22,312
5/31/2022	$19,100	$16,272	$22,282
6/30/2022	$18,072	$15,264	$20,418
7/31/2022	$20,049	$16,973	$22,333
8/31/2022	$19,631	$16,814	$21,500
9/30/2022	$18,083	$15,301	$19,506
10/31/2022	$19,435	$16,754	$21,106
11/30/2022	$19,926	$17,026	$22,208
12/31/2022	$18,550	$15,933	$20,907
1/31/2023	$19,951	$17,518	$22,347
2/28/2023	$20,024	$17,329	$21,825
3/31/2023	$19,533	$16,901	$22,408
4/30/2023	$18,992	$16,705	$22,647
5/31/2023	$18,698	$16,708	$22,735
6/30/2023	$20,221	$18,093	$24,288
7/31/2023	$20,491	$18,939	$25,158
8/31/2023	$19,140	$17,953	$24,673
9/30/2023	$17,813	$16,769	$23,497
10/31/2023	$16,142	$15,476	$22,875
11/30/2023	$17,936	$16,885	$25,008
12/31/2023	$19,312	$18,906	$26,334
1/31/2024	$19,189	$18,300	$26,626
2/29/2024	$21,130	$19,787	$28,067
3/31/2024	$21,302	$20,340	$28,973
4/30/2024	$19,852	$18,774	$27,698
5/31/2024	$20,983	$19,779	$29,006
6/30/2024	$21,302	$19,746	$29,904
7/31/2024	$21,646	$21,363	$30,460
8/31/2024	$22,334	$21,126	$31,123
9/30/2024	$22,776	$21,407	$31,767
10/31/2024	$22,236	$21,123	$31,534
11/30/2024	$24,963	$23,713	$33,632
12/31/2024	$22,924	$21,772	$32,604

VT Small Cap Growth Fund

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	18.70	6.60	8.65
Russell 2000® Growth Index (Strategy)	15.15	6.86	8.09
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$307,502,008
# of portfolio holdings	79
Portfolio turnover rate	79%
Total advisory fees paid	$2,507,845

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.8
Industrials	24.5
Health care	23.9
Consumer discretionary	8.2
Financials	7.4
Consumer staples	4.3
Materials	2.7
Communication services	1.4
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.5
CyberArk Software Ltd.	2.5
Sterling Infrastructure, Inc.	2.3
Clearwater Analytics Holdings, Inc. Class A	2.2
Casella Waste Systems, Inc. Class A	2.2
Glaukos Corp.	2.2
Applied Industrial Technologies, Inc.	2.1
Varonis Systems, Inc. Class B	2.0
Skyward Specialty Insurance Group, Inc.	2.0
AAON, Inc.	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0475 12-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period, covered by the report, Allspring Variable Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Variable Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended December 31, 2024	Fiscal year ended December 31, 2023
Audit fees	$174,450	$208,230
Audit-related fees	—	—
Tax fees (1)	$19,010	$18,350
All other fees	—	—

	$193,460	$226,580

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Variable Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring VT
Discovery All Cap
Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 99.08%
Communication services: 11.77%
Entertainment: 3.79%
Live Nation Entertainment, Inc.†	4,085	$529,007
Roblox Corp. Class A†	8,263	478,097
Spotify Technology SA†	1,882	841,969
TKO Group Holdings, Inc. Class A†	5,323	756,452
		2,605,525
Interactive media & services: 7.98%
Alphabet, Inc. Class A	8,433	1,596,367
Meta Platforms, Inc. Class A	6,643	3,889,543
		5,485,910
Consumer discretionary: 14.79%
Broadline retail: 7.17%
Amazon.com, Inc.†	20,146	4,419,831
MercadoLibre, Inc.†	302	513,533
		4,933,364
Hotels, restaurants & leisure: 4.25%
Booking Holdings, Inc.	260	1,291,789
DoorDash, Inc. Class A†	6,507	1,091,549
DraftKings, Inc. Class A†	14,569	541,967
		2,925,305
Specialty retail: 1.68%
Boot Barn Holdings, Inc.†	3,152	478,537
O’Reilly Automotive, Inc.†	571	677,092
		1,155,629
Textiles, apparel & luxury goods: 1.69%
Deckers Outdoor Corp.†	2,660	540,219
On Holding AG Class A†	11,292	618,463
		1,158,682
Consumer staples: 0.75%
Food products: 0.21%
Freshpet, Inc.†	974	144,259
Personal care products: 0.54%
BellRing Brands, Inc.†	4,922	370,824
Financials: 11.27%
Capital markets: 6.22%
KKR & Co., Inc.	6,154	910,238
Robinhood Markets, Inc. Class A†	34,400	1,281,744
S&P Global, Inc.	1,577	785,393
Tradeweb Markets, Inc. Class A	9,908	1,297,156
		4,274,531
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Financial services: 3.65%
Mastercard, Inc. Class A	2,392	$1,259,555
Toast, Inc. Class A†	13,070	476,402
Visa, Inc. Class A	2,459	777,142
		2,513,099
Insurance: 1.40%
Progressive Corp.	4,010	960,836
Health care: 6.47%
Biotechnology: 2.19%
ADMA Biologics, Inc.†	18,063	309,780
Argenx SE ADR†	560	344,400
Natera, Inc.†	3,504	554,683
Vaxcyte, Inc.†	3,625	296,743
		1,505,606
Health care equipment & supplies: 2.90%
Boston Scientific Corp.†	9,905	884,715
Intuitive Surgical, Inc.†	1,714	894,639
Penumbra, Inc.†	904	214,682
		1,994,036
Health care providers & services: 0.76%
RadNet, Inc.†	7,443	519,819
Life sciences tools & services: 0.62%
Repligen Corp.†	2,987	429,949
Industrials: 8.37%
Aerospace & defense: 1.76%
Curtiss-Wright Corp.	1,617	573,825
General Electric Co.	3,818	636,804
		1,210,629
Commercial services & supplies: 1.96%
Tetra Tech, Inc.	15,019	598,357
Waste Connections, Inc.	4,358	747,746
		1,346,103
Construction & engineering: 1.97%
EMCOR Group, Inc.	312	141,617
Quanta Services, Inc.	2,219	701,315
Sterling Infrastructure, Inc.†	3,055	514,614
		1,357,546
Electrical equipment: 1.24%
Vertiv Holdings Co. Class A	7,513	853,552
Ground transportation: 0.95%
Saia, Inc.†	1,442	657,163
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—December 31, 2024

	Shares	Value
Professional services: 0.49%
Parsons Corp.†	3,628	$334,683
Information technology: 42.77%
Communications equipment: 2.97%
Arista Networks, Inc.†	10,332	1,141,996
Motorola Solutions, Inc.	1,942	897,651
		2,039,647
Electronic equipment, instruments & components: 1.33%
Zebra Technologies Corp. Class A†	2,377	918,045
IT services: 0.97%
Globant SA†	322	69,043
Shopify, Inc. Class A†	5,637	599,382
		668,425
Semiconductors & semiconductor equipment: 11.85%
Broadcom, Inc.	6,018	1,395,213
Monolithic Power Systems, Inc.	1,361	805,304
NVIDIA Corp.	33,941	4,557,937
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,039	1,390,132
		8,148,586
Software: 21.37%
Cadence Design Systems, Inc.†	4,356	1,308,804
Commvault Systems, Inc.†	3,326	501,927
CyberArk Software Ltd.†	2,112	703,613
Fair Isaac Corp.†	353	702,798
Manhattan Associates, Inc.†	2,373	641,279
Microsoft Corp.	13,158	5,546,097
Monday.com Ltd.†	2,510	590,954
Oracle Corp.	6,022	1,003,506
Palo Alto Networks, Inc.†	1,836	334,079
Salesforce, Inc.	5,387	1,801,036
Samsara, Inc. Class A†	8,635	377,263
ServiceNow, Inc.†	1,117	1,184,154
		14,695,510
Technology hardware, storage & peripherals: 4.28%
Apple, Inc.	11,770	2,947,443
Materials: 2.47%
Chemicals: 0.63%
Sherwin-Williams Co.	1,270	431,711
Construction materials: 1.33%
Vulcan Materials Co.	3,559	915,481
Metals & mining: 0.51%
Carpenter Technology Corp.	2,077	352,488
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Utilities: 0.42%
Independent power and renewable electricity producers: 0.42%
Vistra Corp.	2,105	$290,217
Total common stocks (Cost $42,868,851)		68,144,603

		Yield
Short-term investments: 1.10%
Investment companies: 1.10%
Allspring Government Money Market Fund Select Class♠∞		4.42%	760,779	760,779
Total short-term investments (Cost $760,779)				760,779
Total investments in securities (Cost $43,629,630)	100.18%			68,905,382
Other assets and liabilities, net	(0.18)			(127,224)
Total net assets	100.00%			$68,778,158

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$311,643	$21,606,907	$(21,157,771)	$0	$0	$760,779	760,779	$35,246
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $42,868,851)	$68,144,603
Investments in affiliated securities, at value (cost $760,779)	760,779
Receivable for Fund shares sold	26,799
Receivable for dividends	14,988
Prepaid expenses and other assets	1,068
Total assets	68,948,237
Liabilities
Payable for Fund shares redeemed	51,009
Payable for investments purchased	40,169
Management fee payable	36,476
Professional fees payable	19,613
Distribution fee payable	7,182
Administration fees payable	5,000
Trustees’ fees and expenses payable	3,009
Accrued expenses and other liabilities	7,621
Total liabilities	170,079
Total net assets	$68,778,158
Net assets consist of
Paid-in capital	$20,611,126
Total distributable earnings	48,167,032
Total net assets	$68,778,158
Computation of net asset value per share
Net assets–Class 1	$33,986,921
Shares outstanding–Class 1[1]	1,162,036
Net asset value per share–Class 1	$29.25
Net assets–Class 2	$34,791,237
Shares outstanding–Class 2[1]	1,266,525
Net asset value per share–Class 2	$27.47
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery All Cap Growth Fund

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,386)	$282,494
Income from affiliated securities	35,246
Interest	53
Total investment income	317,793
Expenses
Management fee	428,472
Administration fees
Class 1	27,168
Class 2	29,962
Distribution fee
Class 2	84,836
Custody and accounting fees	3,350
Professional fees	51,940
Registration fees	42
Shareholder report expenses	10,794
Trustees’ fees and expenses	20,913
Other fees and expenses	10,825
Total expenses	668,302
Less: Fee waivers and/or expense reimbursements
Fund-level	(36,749)
Class 1	(2,341)
Net expenses	629,212
Net investment loss	(311,419)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	23,289,390
Foreign currency and foreign currency translations	(7)
Net realized gains on investments	23,289,383
Net change in unrealized gains (losses) on investments	(9,117,527)
Net realized and unrealized gains (losses) on investments	14,171,856
Net increase in net assets resulting from operations	$13,860,437
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment loss		$(311,419)		$(214,318)
Net realized gains on investments		23,289,383		3,436,065
Net change in unrealized gains (losses) on investments		(9,117,527)		15,520,585
Net increase in net assets resulting from operations		13,860,437		18,742,332
Distributions to shareholders from
Net investment income and net realized gains
Class 1		(1,558,169)		(2,959,369)
Class 2		(1,815,893)		(3,747,752)
Total distributions to shareholders		(3,374,062)		(6,707,121)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	26,891	737,094	38,434	889,700
Class 2	25,029	649,799	47,234	1,029,344
		1,386,893		1,919,044
Reinvestment of distributions
Class 1	58,402	1,558,169	124,031	2,959,369
Class 2	72,375	1,815,893	166,124	3,747,752
		3,374,062		6,707,121
Payment for shares redeemed
Class 1	(193,127)	(5,413,184)	(173,842)	(3,985,196)
Class 2	(431,342)	(11,407,112)	(304,527)	(6,686,741)
		(16,820,296)		(10,671,937)
Net decrease in net assets resulting from capital share transactions		(12,059,341)		(2,045,772)
Total increase (decrease) in net assets		(1,572,966)		9,989,439
Net assets
Beginning of period		70,351,124		60,361,685
End of period		$68,778,158		$70,351,124
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery All Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.29	$20.88	$43.70	$42.28	$31.89
Net investment loss	(0.08)[1]	(0.04)[1]	(0.08)[1]	(0.19)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	5.35	6.88	(15.54)	6.43	13.27
Total from investment operations	5.27	6.84	(15.62)	6.24	13.20
Distributions to shareholders from
Net realized gains	(1.31)	(2.43)	(7.20)	(4.82)	(2.81)
Net asset value, end of period	$29.25	$25.29	$20.88	$43.70	$42.28
Total return[2]	21.35%	33.50%	(37.04)%	15.27%	43.41%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.87%	0.84%	0.78%	0.80%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.30)%	(0.19)%	(0.29)%	(0.43)%	(0.27)%
Supplemental data
Portfolio turnover rate	79%	30%	22%	25%	24%
Net assets, end of period (000s omitted)	$33,987	$32,121	$26,748	$48,949	$50,122

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.89	$19.87	$41.69	$40.43	$30.55
Net investment loss	(0.15)[1]	(0.10)[1]	(0.14)[1]	(0.28)	(0.17)[1]
Net realized and unrealized gains (losses) on investments	5.04	6.55	(14.82)	6.14	12.73
Total from investment operations	4.89	6.45	(14.96)	5.86	12.56
Distributions to shareholders from
Net realized gains	(1.31)	(2.43)	(6.86)	(4.60)	(2.68)
Net asset value, end of period	$27.47	$23.89	$19.87	$41.69	$40.43
Total return[2]	21.00%	33.17%	(37.20)%	14.97%	43.18%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.10%	1.04%	1.02%	1.04%
Net expenses	1.00%	1.00%	0.98%	1.00%	1.00%
Net investment loss	(0.56)%	(0.44)%	(0.51)%	(0.68)%	(0.52)%
Supplemental data
Portfolio turnover rate	79%	30%	22%	25%	24%
Net assets, end of period (000s omitted)	$34,791	$38,230	$33,614	$59,888	$57,850

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery All Cap Growth Fund | 11

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $43,643,622 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$25,745,454
Gross unrealized losses	(483,694)
Net unrealized gains	$25,261,760
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,091,435	$0	$0	$8,091,435
Consumer discretionary	10,172,980	0	0	10,172,980
Consumer staples	515,083	0	0	515,083
Financials	7,748,466	0	0	7,748,466
Health care	4,449,410	0	0	4,449,410
Industrials	5,759,676	0	0	5,759,676
Information technology	29,417,656	0	0	29,417,656
Materials	1,699,680	0	0	1,699,680
Utilities	290,217	0	0	290,217
Short-term investments
Investment companies	760,779	0	0	760,779
Total assets	$68,905,382	$0	$0	$68,905,382
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended December 31, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2024.
Allspring VT Discovery All Cap Growth Fund | 13

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2024 were $55,240,369 and $71,144,620, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2024	2023
Long-term capital gain	$3,374,062	$6,707,121
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$262,738	$22,643,383	$25,261,760
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Discovery All Cap Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Discovery All Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
Allspring VT Discovery All Cap Growth Fund | 15

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $3,374,062 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring VT Discovery All Cap Growth Fund | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0578 12-24

Allspring VT
Discovery SMID Cap
Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 99.36%
Communication services: 3.40%
Entertainment: 3.40%
Liberty Media Corp.-Liberty Live Class C†	33,616	$2,287,905
TKO Group Holdings, Inc. Class A†	18,387	2,612,976
		4,900,881
Consumer discretionary: 12.60%
Broadline retail: 2.22%
Global-E Online Ltd.†	29,716	1,620,413
MercadoLibre, Inc.†	936	1,591,612
		3,212,025
Hotels, restaurants & leisure: 6.68%
DraftKings, Inc. Class A†	37,396	1,391,131
Dutch Bros, Inc. Class A†	30,672	1,606,599
Hyatt Hotels Corp. Class A	9,168	1,439,193
Sweetgreen, Inc. Class A†	39,915	1,279,675
Viking Holdings Ltd.†	46,498	2,048,702
Wingstop, Inc.	6,619	1,881,120
		9,646,420
Household durables: 1.29%
Taylor Morrison Home Corp. Class A†	30,342	1,857,234
Specialty retail: 1.64%
Burlington Stores, Inc.†	8,298	2,365,428
Textiles, apparel & luxury goods: 0.77%
On Holding AG Class A†	20,226	1,107,778
Consumer staples: 2.69%
Food products: 1.08%
Freshpet, Inc.†	10,548	1,562,265
Personal care products: 1.61%
e.l.f. Beauty, Inc.†	18,475	2,319,536
Financials: 9.20%
Capital markets: 5.23%
Morningstar, Inc.	8,817	2,969,213
Robinhood Markets, Inc. Class A†	67,769	2,525,073
Tradeweb Markets, Inc. Class A	15,751	2,062,121
		7,556,407
Financial services: 2.42%
Jack Henry & Associates, Inc.	8,530	1,495,309
Toast, Inc. Class A†	54,624	1,991,045
		3,486,354
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Insurance: 1.55%
Kinsale Capital Group, Inc.	4,819	$2,241,461
Health care: 20.33%
Biotechnology: 7.39%
ADMA Biologics, Inc.†	66,598	1,142,156
Ascendis Pharma AS ADR†	7,991	1,100,121
Insmed, Inc.†	17,732	1,224,217
Natera, Inc.†	30,548	4,835,748
Neurocrine Biosciences, Inc.†	9,157	1,249,931
Vaxcyte, Inc.†	13,590	1,112,477
		10,664,650
Health care equipment & supplies: 6.24%
Glaukos Corp.†	10,365	1,554,128
Inspire Medical Systems, Inc.†	10,593	1,963,731
iRhythm Technologies, Inc.†	22,225	2,004,028
Penumbra, Inc.†	10,019	2,379,312
PROCEPT BioRobotics Corp.†	13,675	1,101,111
		9,002,310
Health care providers & services: 4.36%
HealthEquity, Inc.†	27,558	2,644,190
RadNet, Inc.†	33,634	2,348,999
Tenet Healthcare Corp.†	10,311	1,301,557
		6,294,746
Life sciences tools & services: 2.34%
Bio-Techne Corp.	24,369	1,755,299
Repligen Corp.†	11,268	1,621,916
		3,377,215
Industrials: 23.64%
Aerospace & defense: 2.64%
Axon Enterprise, Inc.†	2,735	1,625,465
Curtiss-Wright Corp.	6,166	2,188,129
		3,813,594
Commercial services & supplies: 5.69%
Casella Waste Systems, Inc. Class A†	31,393	3,321,694
RB Global, Inc.	23,101	2,083,941
Tetra Tech, Inc.	70,668	2,815,413
		8,221,048
Construction & engineering: 5.11%
Construction Partners, Inc. Class A†	22,799	2,016,799
EMCOR Group, Inc.	6,383	2,897,244
Sterling Infrastructure, Inc.†	14,606	2,460,381
		7,374,424
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—December 31, 2024

	Shares	Value
Ground transportation: 1.93%
Saia, Inc.†	6,100	$2,779,953
Machinery: 2.82%
Esab Corp.	16,512	1,980,449
RBC Bearings, Inc.†	6,993	2,091,886
		4,072,335
Professional services: 1.13%
Parsons Corp.†	17,653	1,628,489
Trading companies & distributors: 4.32%
Applied Industrial Technologies, Inc.	12,157	2,911,237
SiteOne Landscape Supply, Inc.†	13,172	1,735,674
Watsco, Inc.	3,344	1,584,688
		6,231,599
Information technology: 23.11%
Electronic equipment, instruments & components: 2.42%
Novanta, Inc.†	14,380	2,196,833
Teledyne Technologies, Inc.†	2,786	1,293,066
		3,489,899
IT services: 3.78%
Globant SA†	12,546	2,690,113
MongoDB, Inc. Class A†	7,072	1,646,432
Wix.com Ltd.†	5,199	1,115,446
		5,451,991
Semiconductors & semiconductor equipment: 3.79%
Entegris, Inc.	11,965	1,185,253
Impinj, Inc.†	7,007	1,017,837
Monolithic Power Systems, Inc.	1,926	1,139,614
Onto Innovation, Inc.†	12,821	2,136,876
		5,479,580
Software: 13.12%
CCC Intelligent Solutions Holdings, Inc.†	182,243	2,137,710
Clearwater Analytics Holdings, Inc. Class A†	92,320	2,540,646
Commvault Systems, Inc.†	13,595	2,051,622
CyberArk Software Ltd.†	7,247	2,414,338
Descartes Systems Group, Inc.†	18,994	2,157,718
Dynatrace, Inc.†	56,180	3,053,383
Monday.com Ltd.†	4,451	1,047,944
Procore Technologies, Inc.†	25,631	1,920,531
Tyler Technologies, Inc.†	2,798	1,613,439
		18,937,331
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Materials: 2.63%
Metals & mining: 2.63%
ATI, Inc.†	23,148	$1,274,066
Carpenter Technology Corp.	14,897	2,528,170
		3,802,236
Real estate: 1.76%
Industrial REITs : 0.83%
Rexford Industrial Realty, Inc.	30,958	1,196,836
Real estate management & development: 0.93%
Jones Lang LaSalle, Inc.†	5,320	1,346,705
Total common stocks (Cost $116,437,432)		143,420,730

		Yield
Short-term investments: 0.75%
Investment companies: 0.75%
Allspring Government Money Market Fund Select Class♠∞		4.42%	1,090,292	1,090,292
Total short-term investments (Cost $1,090,292)				1,090,292
Total investments in securities (Cost $117,527,724)	100.11%			144,511,022
Other assets and liabilities, net	(0.11)			(162,375)
Total net assets	100.00%			$144,348,647

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,933,293	$32,965,172	$(34,808,173)	$0	$0	$1,090,292	1,090,292	$106,684
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $116,437,432)	$143,420,730
Investments in affiliated securities, at value (cost $1,090,292)	1,090,292
Receivable for Fund shares sold	46,818
Receivable for dividends	19,521
Prepaid expenses and other assets	379
Total assets	144,577,740
Liabilities
Management fee payable	99,336
Payable for Fund shares redeemed	64,503
Distribution fee payable	32,968
Administration fee payable	10,596
Trustees’ fees and expenses payable	2,939
Accrued expenses and other liabilities	18,751
Total liabilities	229,093
Total net assets	$144,348,647
Net assets consist of
Paid-in capital	$116,969,731
Total distributable earnings	27,378,916
Total net assets	$144,348,647
Computation of net asset value per share
Net assets - Class 2	$144,348,647
Shares outstanding - Class 2[1]	5,973,110
Net asset value per share - Class 2	$24.17
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery SMID Cap Growth Fund

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,990)	$313,894
Income from affiliated securities	106,684
Interest	17
Total investment income	420,595
Expenses
Management fee	1,076,740
Administration fee - Class 2	114,852
Distribution fee - Class 2	357,211
Custody and accounting fees	5,093
Professional fees	48,941
Registration fees	43
Shareholder report expenses	12,304
Trustees’ fees and expenses	21,457
Other fees and expenses	12,561
Total expenses	1,649,202
Less: Fee waivers and/or expense reimbursements
Fund-level	(8,041)
Net expenses	1,641,161
Net investment loss	(1,220,566)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	17,427,706
Net change in unrealized gains (losses) on investments	7,516,638
Net realized and unrealized gains (losses) on investments	24,944,344
Net increase in net assets resulting from operations	$23,723,778
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment loss		$(1,220,566)		$(904,412)
Net realized gains (losses) on investments		17,427,706		(8,866,702)
Net change in unrealized gains (losses) on investments		7,516,638		34,144,066
Net increase in net assets resulting from operations		23,723,778		24,372,952
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	261,059	5,890,232	281,719	5,342,811
Payment for shares redeemed - Class 2	(960,469)	(21,769,188)	(1,080,067)	(20,455,322)
Net decrease in net assets resulting from capital share transactions		(15,878,956)		(15,112,511)
Total increase in net assets		7,844,822		9,260,441
Net assets
Beginning of period		136,503,825		127,243,384
End of period		$144,348,647		$136,503,825
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.46	$17.03	$42.74	$48.73	$32.85
Net investment loss	(0.19)[1]	(0.13)[1]	(0.18)	(0.48)	(0.34)
Net realized and unrealized gains (losses) on investments	3.90	3.56	(15.32)	(1.89)	19.54
Total from investment operations	3.71	3.43	(15.50)	(2.37)	19.20
Distributions to shareholders from
Net realized gains	0.00	0.00	(10.21)	(3.62)	(3.32)
Net asset value, end of period	$24.17	$20.46	$17.03	$42.74	$48.73
Total return[2]	18.13%	20.14%	(37.85)%	(5.04)%	62.65%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.16%	1.16%	1.13%	1.14%
Net expenses	1.14%	1.14%	1.15%	1.13%	1.14%
Net investment loss	(0.85)%	(0.68)%	(0.91)%	(1.03)%	(0.93)%
Supplemental data
Portfolio turnover rate	63%	53%	51%	57%	47%
Net assets, end of period (000s omitted)	$144,349	$136,504	$127,243	$220,823	$255,954

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
10 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $118,137,185 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$30,877,337
Gross unrealized losses	(4,503,500)
Net unrealized gains	$26,373,837
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to net operating losses. At December 31, 2024, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:
Paid-in capital	Total distributable earnings
$(1,220,925)	$1,220,925
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,900,881	$0	$0	$4,900,881
Consumer discretionary	18,188,885	0	0	18,188,885
Consumer staples	3,881,801	0	0	3,881,801
Financials	13,284,222	0	0	13,284,222
Health care	29,338,921	0	0	29,338,921
Industrials	34,121,442	0	0	34,121,442
Information technology	33,358,801	0	0	33,358,801
Materials	3,802,236	0	0	3,802,236
Real estate	2,543,541	0	0	2,543,541
Short-term investments
Investment companies	1,090,292	0	0	1,090,292
Total assets	$144,511,022	$0	$0	$144,511,022
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 11

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the year ended December 31, 2024, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2024 were $88,995,718 and $104,143,580, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
12 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
For the years ended December 31, 2024 and December 31, 2023, the Fund did not have any distributions paid to shareholders.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term gain	Unrealized gains
$1,005,080	$26,373,837
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring VT Discovery SMID Cap Growth Fund | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Discovery SMID Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
14 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Discovery SMID Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

16 | Allspring VT Discovery SMID Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3221 12-24

Allspring VT Index Asset Allocation Fund
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 59.64%
Communication services: 5.59%
Diversified telecommunication services: 0.40%
AT&T, Inc.	6,002	$136,665
Verizon Communications, Inc.	3,521	140,805
		277,470
Entertainment: 0.83%
Electronic Arts, Inc.	200	29,260
Live Nation Entertainment, Inc.†	131	16,964
Netflix, Inc.†	358	319,093
Take-Two Interactive Software, Inc.†	137	25,219
Walt Disney Co.	1,515	168,695
Warner Bros Discovery, Inc.†	1,867	19,734
		578,965
Interactive media & services: 3.94%
Alphabet, Inc. Class A	4,887	925,109
Alphabet, Inc. Class C	3,981	758,142
Match Group, Inc.†	210	6,869
Meta Platforms, Inc. Class A	1,823	1,067,385
		2,757,505
Media: 0.29%
Charter Communications, Inc. Class A†	81	27,764
Comcast Corp. Class A	3,193	119,833
Fox Corp. Class A	185	8,987
Fox Corp. Class B	110	5,032
Interpublic Group of Cos., Inc.	312	8,742
News Corp. Class A	317	8,730
News Corp. Class B	94	2,861
Omnicom Group, Inc.	163	14,025
Paramount Global Class B	498	5,209
		201,183
Wireless telecommunication services: 0.13%
T-Mobile U.S., Inc.	408	90,058
Consumer discretionary: 6.72%
Automobile components: 0.03%
Aptiv PLC†	197	11,914
BorgWarner, Inc.	183	5,818
		17,732
Automobiles: 1.47%
Ford Motor Co.	3,265	32,324
General Motors Co.	920	49,008
Tesla, Inc.†	2,336	943,370
		1,024,702
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Broadline retail: 2.49%
Amazon.com, Inc.†	7,828	$1,717,385
eBay, Inc.	401	24,842
		1,742,227
Distributors: 0.05%
Genuine Parts Co.	116	13,544
LKQ Corp.	217	7,975
Pool Corp.	32	10,910
		32,429
Hotels, restaurants & leisure: 1.16%
Airbnb, Inc. Class A†	362	47,570
Booking Holdings, Inc.	28	139,116
Caesars Entertainment, Inc.†	178	5,949
Carnival Corp.†	869	21,655
Chipotle Mexican Grill, Inc. Class A†	1,140	68,742
Darden Restaurants, Inc.	98	18,296
Domino’s Pizza, Inc.	29	12,173
Expedia Group, Inc.†	103	19,192
Hilton Worldwide Holdings, Inc.	204	50,421
Las Vegas Sands Corp.	291	14,946
Marriott International, Inc. Class A	193	53,835
McDonald’s Corp.	599	173,644
MGM Resorts International†	189	6,549
Norwegian Cruise Line Holdings Ltd.†	368	9,469
Royal Caribbean Cruises Ltd.	207	47,753
Starbucks Corp.	948	86,505
Wynn Resorts Ltd.	77	6,634
Yum! Brands, Inc.	233	31,259
		813,708
Household durables: 0.19%
D.R. Horton, Inc.	244	34,116
Garmin Ltd.	128	26,401
Lennar Corp. Class A	200	27,274
Mohawk Industries, Inc.†	44	5,242
NVR, Inc.†	3	24,537
PulteGroup, Inc.	172	18,731
		136,301
Leisure products: 0.01%
Hasbro, Inc.	110	6,150
Specialty retail: 1.09%
AutoZone, Inc.†	14	44,828
Best Buy Co., Inc.	163	13,985
CarMax, Inc.†	130	10,629
Home Depot, Inc.	831	323,251
Lowe’s Cos., Inc.	475	117,230
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—December 31, 2024

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	48	$56,918
Ross Stores, Inc.	278	42,053
TJX Cos., Inc.	943	113,924
Tractor Supply Co.	447	23,718
Ulta Beauty, Inc.†	39	16,962
		763,498
Textiles, apparel & luxury goods: 0.23%
Deckers Outdoor Corp.†	127	25,793
lululemon athletica, Inc.†	94	35,947
NIKE, Inc. Class B	996	75,367
Ralph Lauren Corp. Class A	34	7,853
Tapestry, Inc.	195	12,739
		157,699
Consumer staples: 3.30%
Beverages: 0.69%
Brown-Forman Corp. Class B	152	5,773
Coca-Cola Co.	3,243	201,909
Constellation Brands, Inc. Class A	131	28,951
Keurig Dr Pepper, Inc.	942	30,257
Molson Coors Beverage Co. Class B	146	8,369
Monster Beverage Corp.†	586	30,800
PepsiCo, Inc.	1,148	174,565
		480,624
Consumer staples distribution & retail: 1.17%
Costco Wholesale Corp.	371	339,936
Dollar General Corp.	184	13,951
Dollar Tree, Inc.†	169	12,665
Kroger Co.	557	34,061
Sysco Corp.	411	31,425
Target Corp.	385	52,044
Walgreens Boots Alliance, Inc.	600	5,598
Walmart, Inc.	3,631	328,061
		817,741
Food products: 0.37%
Archer-Daniels-Midland Co.	400	20,208
Bunge Global SA	117	9,098
Campbell’s Co.	164	6,868
Conagra Brands, Inc.	399	11,072
General Mills, Inc.	464	29,589
Hershey Co.	124	20,999
Hormel Foods Corp.	243	7,623
J.M. Smucker Co.	89	9,801
Kellanova	225	18,218
Kraft Heinz Co.	738	22,664
Lamb Weston Holdings, Inc.	119	7,953
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	211	$16,087
Mondelez International, Inc. Class A	1,119	66,838
Tyson Foods, Inc. Class A	239	13,728
		260,746
Household products: 0.67%
Church & Dwight Co., Inc.	205	21,466
Clorox Co.	104	16,891
Colgate-Palmolive Co.	683	62,091
Kimberly-Clark Corp.	279	36,560
Procter & Gamble Co.	1,970	330,270
		467,278
Personal care products: 0.07%
Estee Lauder Cos., Inc. Class A	195	14,621
Kenvue, Inc.	1,604	34,246
		48,867
Tobacco: 0.33%
Altria Group, Inc.	1,418	74,147
Philip Morris International, Inc.	1,301	156,576
		230,723
Energy: 1.89%
Energy equipment & services: 0.14%
Baker Hughes Co. Class A	828	33,965
Halliburton Co.	735	19,985
Schlumberger NV	1,181	45,279
		99,229
Oil, gas & consumable fuels: 1.75%
APA Corp.	309	7,135
Chevron Corp.	1,398	202,486
ConocoPhillips	1,082	107,302
Coterra Energy, Inc.	616	15,733
Devon Energy Corp.	549	17,969
Diamondback Energy, Inc.	156	25,557
EOG Resources, Inc.	470	57,613
EQT Corp.	499	23,009
Exxon Mobil Corp.	3,676	395,427
Hess Corp.	231	30,725
Kinder Morgan, Inc.	1,617	44,306
Marathon Petroleum Corp.	269	37,525
Occidental Petroleum Corp.	565	27,917
ONEOK, Inc.	489	49,096
Phillips 66	345	39,306
Targa Resources Corp.	182	32,487
Texas Pacific Land Corp.	16	17,695
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—December 31, 2024

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	265	$32,486
Williams Cos., Inc.	1,020	55,202
		1,218,976
Financials: 8.12%
Banks: 2.02%
Bank of America Corp.	5,584	245,417
Citigroup, Inc.	1,582	111,357
Citizens Financial Group, Inc.	369	16,148
Fifth Third Bancorp	561	23,719
Huntington Bancshares, Inc.	1,215	19,768
JPMorgan Chase & Co.	2,355	564,517
KeyCorp	829	14,209
M&T Bank Corp.	139	26,133
PNC Financial Services Group, Inc.	332	64,026
Regions Financial Corp.	760	17,875
Truist Financial Corp.	1,110	48,152
U.S. Bancorp	1,305	62,418
Wells Fargo & Co.	2,785	195,619
		1,409,358
Capital markets: 1.88%
Ameriprise Financial, Inc.	81	43,127
Bank of New York Mellon Corp.	608	46,713
BlackRock, Inc.	122	125,063
Blackstone, Inc.	604	104,142
Cboe Global Markets, Inc.	88	17,195
Charles Schwab Corp.	1,250	92,513
CME Group, Inc.	301	69,901
FactSet Research Systems, Inc.	32	15,369
Franklin Resources, Inc.	258	5,235
Goldman Sachs Group, Inc.	263	150,599
Intercontinental Exchange, Inc.	480	71,525
Invesco Ltd.	376	6,572
KKR & Co., Inc.	565	83,569
MarketAxess Holdings, Inc.	32	7,233
Moody’s Corp.	130	61,538
Morgan Stanley	1,038	130,497
MSCI, Inc. Class A	66	39,601
Nasdaq, Inc.	346	26,749
Northern Trust Corp.	166	17,015
Raymond James Financial, Inc.	153	23,765
S&P Global, Inc.	266	132,476
State Street Corp.	245	24,047
T. Rowe Price Group, Inc.	186	21,035
		1,315,479
Consumer finance: 0.36%
American Express Co.	466	138,304
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	319	$56,884
Discover Financial Services	210	36,379
Synchrony Financial	326	21,190
		252,757
Financial services: 2.63%
Apollo Global Management, Inc.	374	61,770
Berkshire Hathaway, Inc. Class B†	1,533	694,878
Corpay, Inc.†	58	19,628
Fidelity National Information Services, Inc.	450	36,346
Fiserv, Inc.†	476	97,780
Global Payments, Inc.	213	23,869
Jack Henry & Associates, Inc.	61	10,693
Mastercard, Inc. Class A	686	361,227
PayPal Holdings, Inc.†	839	71,609
Visa, Inc. Class A	1,446	456,994
		1,834,794
Insurance: 1.23%
Aflac, Inc.	418	43,238
Allstate Corp.	221	42,607
American International Group, Inc.	522	38,002
Aon PLC Class A	181	65,008
Arch Capital Group Ltd.	313	28,905
Arthur J Gallagher & Co.	209	59,325
Assurant, Inc.	43	9,168
Brown & Brown, Inc.	199	20,302
Chubb Ltd.	314	86,758
Cincinnati Financial Corp.	131	18,825
Erie Indemnity Co. Class A	21	8,657
Everest Group Ltd.	36	13,049
Globe Life, Inc.	70	7,806
Hartford Financial Services Group, Inc.	242	26,475
Loews Corp.	151	12,788
Marsh & McLennan Cos., Inc.	411	87,300
MetLife, Inc.	487	39,876
Principal Financial Group, Inc.	176	13,624
Progressive Corp.	490	117,409
Prudential Financial, Inc.	298	35,322
Travelers Cos., Inc.	190	45,769
W.R. Berkley Corp.	252	14,747
Willis Towers Watson PLC	84	26,312
		861,272
Health care: 6.02%
Biotechnology: 0.95%
AbbVie, Inc.	1,478	262,641
Amgen, Inc.	450	117,288
Biogen, Inc.†	122	18,656
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—December 31, 2024

	Shares	Value
Biotechnology(continued)
Gilead Sciences, Inc.	1,042	$96,250
Incyte Corp.†	134	9,255
Moderna, Inc.†	283	11,767
Regeneron Pharmaceuticals, Inc.†	88	62,685
Vertex Pharmaceuticals, Inc.†	215	86,580
		665,122
Health care equipment & supplies: 1.35%
Abbott Laboratories	1,451	164,123
Align Technology, Inc.†	59	12,302
Baxter International, Inc.	427	12,451
Becton Dickinson & Co.	242	54,903
Boston Scientific Corp.†	1,233	110,132
Cooper Cos., Inc.†	167	15,352
DexCom, Inc.†	327	25,431
Edwards Lifesciences Corp.†	493	36,497
GE HealthCare Technologies, Inc.	382	29,865
Hologic, Inc.†	194	13,985
IDEXX Laboratories, Inc.†	68	28,114
Insulet Corp.†	59	15,403
Intuitive Surgical, Inc.†	298	155,544
Medtronic PLC	1,073	85,711
ResMed, Inc.	123	28,129
Solventum Corp.†	116	7,663
STERIS PLC	83	17,062
Stryker Corp.	287	103,334
Teleflex, Inc.	39	6,941
Zimmer Biomet Holdings, Inc.	167	17,640
		940,582
Health care providers & services: 1.22%
Cardinal Health, Inc.	202	23,890
Cencora, Inc.	147	33,028
Centene Corp.†	422	25,565
Cigna Group	233	64,341
CVS Health Corp.	1,053	47,269
DaVita, Inc.†	38	5,683
Elevance Health, Inc.	194	71,567
HCA Healthcare, Inc.	153	45,923
Henry Schein, Inc.†	104	7,197
Humana, Inc.	101	25,625
Labcorp Holdings, Inc.	70	16,052
McKesson Corp.	106	60,410
Molina Healthcare, Inc.†	48	13,970
Quest Diagnostics, Inc.	93	14,030
UnitedHealth Group, Inc.	770	389,512
Universal Health Services, Inc. Class B	49	8,792
		852,854
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Life sciences tools & services: 0.63%
Agilent Technologies, Inc.	240	$32,242
Bio-Techne Corp.	133	9,580
Charles River Laboratories International, Inc.†	43	7,938
Danaher Corp.	538	123,498
IQVIA Holdings, Inc.†	144	28,297
Mettler-Toledo International, Inc.†	18	22,026
Revvity, Inc.	102	11,384
Thermo Fisher Scientific, Inc.	320	166,474
Waters Corp.†	50	18,549
West Pharmaceutical Services, Inc.	61	19,981
		439,969
Pharmaceuticals: 1.87%
Bristol-Myers Squibb Co.	1,697	95,982
Eli Lilly & Co.	659	508,748
Johnson & Johnson	2,014	291,265
Merck & Co., Inc.	2,116	210,500
Pfizer, Inc.	4,740	125,752
Viatris, Inc.	998	12,425
Zoetis, Inc.	377	61,425
		1,306,097
Industrials: 4.86%
Aerospace & defense: 1.10%
Axon Enterprise, Inc.†	61	36,254
Boeing Co.†	625	110,625
General Dynamics Corp.	216	56,914
General Electric Co.	905	150,945
Howmet Aerospace, Inc.	340	37,186
Huntington Ingalls Industries, Inc.	33	6,236
L3Harris Technologies, Inc.	159	33,435
Lockheed Martin Corp.	176	85,525
Northrop Grumman Corp.	115	53,968
RTX Corp.	1,113	128,796
Textron, Inc.	155	11,856
TransDigm Group, Inc.	47	59,562
		771,302
Air freight & logistics: 0.22%
CH Robinson Worldwide, Inc.	99	10,229
Expeditors International of Washington, Inc.	117	12,960
FedEx Corp.	188	52,890
United Parcel Service, Inc. Class B	612	77,173
		153,252
Building products: 0.32%
A.O. Smith Corp.	100	6,821
Allegion PLC	73	9,540
Builders FirstSource, Inc.†	96	13,721
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—December 31, 2024

	Shares	Value
Building products(continued)
Carrier Global Corp.	698	$47,645
Johnson Controls International PLC	559	44,122
Lennox International, Inc.	27	16,451
Masco Corp.	180	13,063
Trane Technologies PLC	188	69,438
		220,801
Commercial services & supplies: 0.32%
Cintas Corp.	287	52,435
Copart, Inc.†	733	42,067
Republic Services, Inc. Class A	170	34,200
Rollins, Inc.	235	10,892
Veralto Corp.	207	21,083
Waste Management, Inc.	306	61,748
		222,425
Construction & engineering: 0.05%
Quanta Services, Inc.	123	38,874
Electrical equipment: 0.48%
AMETEK, Inc.	193	34,790
Eaton Corp. PLC	331	109,849
Emerson Electric Co.	477	59,115
GE Vernova, Inc.	231	75,983
Generac Holdings, Inc.†	50	7,752
Hubbell, Inc. Class B	45	18,850
Rockwell Automation, Inc.	94	26,864
		333,203
Ground transportation: 0.51%
CSX Corp.	1,613	52,052
J.B. Hunt Transport Services, Inc.	67	11,434
Norfolk Southern Corp.	189	44,358
Old Dominion Freight Line, Inc.	157	27,695
Uber Technologies, Inc.†	1,761	106,224
Union Pacific Corp.	507	115,616
		357,379
Industrial conglomerates: 0.26%
3M Co.	456	58,865
Honeywell International, Inc.	544	122,884
		181,749
Machinery: 0.95%
Caterpillar, Inc.	404	146,555
Cummins, Inc.	115	40,089
Deere & Co.	213	90,248
Dover Corp.	115	21,574
Fortive Corp.	290	21,750
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Machinery(continued)
IDEX Corp.	63	$13,185
Illinois Tool Works, Inc.	225	57,051
Ingersoll Rand, Inc.	337	30,485
Nordson Corp.	45	9,416
Otis Worldwide Corp.	334	30,932
PACCAR, Inc.	439	45,665
Parker-Hannifin Corp.	108	68,691
Pentair PLC	138	13,888
Snap-on, Inc.	44	14,937
Stanley Black & Decker, Inc.	129	10,358
Westinghouse Air Brake Technologies Corp.	144	27,301
Xylem, Inc.	203	23,552
		665,677
Passenger airlines: 0.11%
Delta Air Lines, Inc.	536	32,428
Southwest Airlines Co.	502	16,877
United Airlines Holdings, Inc.†	275	26,703
		76,008
Professional services: 0.38%
Automatic Data Processing, Inc.	341	99,821
Broadridge Financial Solutions, Inc.	98	22,157
Dayforce, Inc.†	132	9,588
Equifax, Inc.	104	26,504
Jacobs Solutions, Inc.	104	13,896
Leidos Holdings, Inc.	112	16,135
Paychex, Inc.	268	37,579
Paycom Software, Inc.	41	8,404
Verisk Analytics, Inc. Class A	118	32,501
		266,585
Trading companies & distributors: 0.16%
Fastenal Co.	479	34,445
United Rentals, Inc.	55	38,744
WW Grainger, Inc.	37	39,000
		112,189
Information technology: 19.37%
Communications equipment: 0.54%
Arista Networks, Inc.†	864	95,498
Cisco Systems, Inc.	3,334	197,373
F5, Inc.†	49	12,322
Juniper Networks, Inc.	277	10,373
Motorola Solutions, Inc.	140	64,712
		380,278
Electronic equipment, instruments & components: 0.35%
Amphenol Corp. Class A	1,008	70,006
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—December 31, 2024

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	111	$19,318
Corning, Inc.	645	30,650
Jabil, Inc.	94	13,527
Keysight Technologies, Inc.†	145	23,291
TE Connectivity PLC	250	35,743
Teledyne Technologies, Inc.†	39	18,101
Trimble, Inc.†	204	14,415
Zebra Technologies Corp. Class A†	43	16,607
		241,658
IT services: 0.68%
Accenture PLC Class A	523	183,986
Akamai Technologies, Inc.†	126	12,052
Cognizant Technology Solutions Corp. Class A	415	31,913
EPAM Systems, Inc.†	47	10,990
Gartner, Inc.†	65	31,491
GoDaddy, Inc. Class A†	117	23,092
International Business Machines Corp.	773	169,929
VeriSign, Inc.†	69	14,280
		477,733
Semiconductors & semiconductor equipment: 6.84%
Advanced Micro Devices, Inc.†	1,357	163,912
Analog Devices, Inc.	415	88,171
Applied Materials, Inc.	690	112,215
Broadcom, Inc.	3,907	905,799
Enphase Energy, Inc.†	113	7,761
First Solar, Inc.†	90	15,862
Intel Corp.	3,608	72,340
KLA Corp.	112	70,573
Lam Research Corp.	1,076	77,719
Microchip Technology, Inc.	449	25,750
Micron Technology, Inc.	927	78,016
Monolithic Power Systems, Inc.	41	24,260
NVIDIA Corp.	20,519	2,755,497
NXP Semiconductors NV	213	44,272
ON Semiconductor Corp.†	356	22,446
QUALCOMM, Inc.	929	142,713
Skyworks Solutions, Inc.	134	11,883
Teradyne, Inc.	136	17,125
Texas Instruments, Inc.	763	143,070
		4,779,384
Software: 6.22%
Adobe, Inc.†	368	163,642
ANSYS, Inc.†	73	24,625
Autodesk, Inc.†	180	53,203
Cadence Design Systems, Inc.†	229	68,805
Crowdstrike Holdings, Inc. Class A†	195	66,721
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Software(continued)
Fair Isaac Corp.†	20	$39,819
Fortinet, Inc.†	532	50,263
Gen Digital, Inc.	454	12,431
Intuit, Inc.	234	147,069
Microsoft Corp.	6,219	2,621,309
Oracle Corp.	1,344	223,964
Palantir Technologies, Inc. Class A†	1,715	129,705
Palo Alto Networks, Inc.†	547	99,532
PTC, Inc.†	100	18,387
Roper Technologies, Inc.	90	46,787
Salesforce, Inc.	800	267,464
ServiceNow, Inc.†	172	182,341
Synopsys, Inc.†	128	62,126
Tyler Technologies, Inc.†	36	20,759
Workday, Inc. Class A†	178	45,929
		4,344,881
Technology hardware, storage & peripherals: 4.74%
Apple, Inc.	12,644	3,166,310
Dell Technologies, Inc. Class C	257	29,617
Hewlett Packard Enterprise Co.	1,086	23,186
HP, Inc.	806	26,300
NetApp, Inc.	171	19,850
Seagate Technology Holdings PLC	177	15,277
Super Micro Computer, Inc.†	421	12,832
Western Digital Corp.†	289	17,233
		3,310,605
Materials: 1.13%
Chemicals: 0.75%
Air Products & Chemicals, Inc.	186	53,947
Albemarle Corp.	98	8,436
Celanese Corp. Class A	91	6,298
CF Industries Holdings, Inc.	146	12,457
Corteva, Inc.	575	32,752
Dow, Inc.	586	23,516
DuPont de Nemours, Inc.	350	26,688
Eastman Chemical Co.	97	8,858
Ecolab, Inc.	211	49,442
FMC Corp.	104	5,055
International Flavors & Fragrances, Inc.	214	18,094
Linde PLC	398	166,631
LyondellBasell Industries NV Class A	217	16,117
Mosaic Co.	266	6,538
PPG Industries, Inc.	194	23,173
Sherwin-Williams Co.	194	65,946
		523,948
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—December 31, 2024

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	51	$26,342
Vulcan Materials Co.	110	28,295
		54,637
Containers & packaging: 0.13%
Amcor PLC	1,209	11,377
Avery Dennison Corp.	67	12,538
Ball Corp.	250	13,782
International Paper Co.	291	15,661
Packaging Corp. of America	75	16,885
Smurfit WestRock PLC	413	22,244
		92,487
Metals & mining: 0.17%
Freeport-McMoRan, Inc.	1,202	45,772
Newmont Corp.-U.S. Exchange Traded Shares	952	35,434
Nucor Corp.	196	22,875
Steel Dynamics, Inc.	118	13,460
		117,541
Real estate: 1.25%
Health care REITs: 0.15%
Alexandria Real Estate Equities, Inc.	130	12,682
Healthpeak Properties, Inc.	585	11,858
Ventas, Inc.	351	20,670
Welltower, Inc.	495	62,385
		107,595
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	585	10,249
Industrial REITs : 0.12%
Prologis, Inc.	775	81,917
Office REITs : 0.01%
BXP, Inc.	122	9,072
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	252	33,085
CoStar Group, Inc.†	343	24,555
		57,640
Residential REITs : 0.16%
AvalonBay Communities, Inc.	119	26,176
Camden Property Trust	89	10,328
Equity Residential	286	20,523
Essex Property Trust, Inc.	54	15,414
Invitation Homes, Inc.	477	15,250
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	98	$15,148
UDR, Inc.	251	10,896
		113,735
Retail REITs : 0.16%
Federal Realty Investment Trust	64	7,165
Kimco Realty Corp.	564	13,215
Realty Income Corp.	732	39,096
Regency Centers Corp.	137	10,128
Simon Property Group, Inc.	257	44,258
		113,862
Specialized REITs : 0.55%
American Tower Corp.	391	71,714
Crown Castle, Inc.	364	33,037
Digital Realty Trust, Inc.	261	46,283
Equinix, Inc.	81	76,374
Extra Space Storage, Inc.	177	26,479
Iron Mountain, Inc.	245	25,752
Public Storage	132	39,526
SBA Communications Corp. Class A	90	18,342
VICI Properties, Inc. Class A	882	25,763
Weyerhaeuser Co.	608	17,115
		380,385
Utilities: 1.39%
Electric utilities: 0.89%
Alliant Energy Corp.	215	12,715
American Electric Power Co., Inc.	445	41,042
Constellation Energy Corp.	262	58,612
Duke Energy Corp.	646	69,600
Edison International	324	25,868
Entergy Corp.	359	27,219
Evergy, Inc.	192	11,818
Eversource Energy	306	17,574
Exelon Corp.	841	31,655
FirstEnergy Corp.	429	17,066
NextEra Energy, Inc.	1,720	123,307
NRG Energy, Inc.	169	15,247
PG&E Corp.	1,829	36,909
Pinnacle West Capital Corp.	95	8,053
PPL Corp.	617	20,028
Southern Co.	917	75,487
Xcel Energy, Inc.	480	32,410
		624,610
Gas utilities: 0.03%
Atmos Energy Corp.	130	18,105
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—December 31, 2024

	Shares	Value
Independent power and renewable electricity producers: 0.07%
AES Corp.	595	$7,658
Vistra Corp.	285	39,293
		46,951
Multi-utilities: 0.37%
Ameren Corp.	223	19,878
CenterPoint Energy, Inc.	545	17,293
CMS Energy Corp.	250	16,662
Consolidated Edison, Inc.	290	25,877
Dominion Energy, Inc.	703	37,863
DTE Energy Co.	173	20,890
NiSource, Inc.	390	14,336
Public Service Enterprise Group, Inc.	417	35,232
Sempra	530	46,492
WEC Energy Group, Inc.	265	24,921
		259,444
Water utilities: 0.03%
American Water Works Co., Inc.	163	20,292
Total common stocks (Cost $17,305,499)		41,668,548

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 36.18%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	637,516
U.S. Treasury Bonds	1.38	11-15-2040	87,000	53,847
U.S. Treasury Bonds	1.38	8-15-2050	151,000	73,631
U.S. Treasury Bonds	1.63	11-15-2050	87,000	45,362
U.S. Treasury Bonds	1.88	2-15-2041	664,000	444,821
U.S. Treasury Bonds	1.88	2-15-2051	221,000	122,895
U.S. Treasury Bonds	1.88	11-15-2051	105,000	57,912
U.S. Treasury Bonds	2.00	8-15-2051	629,000	359,417
U.S. Treasury Bonds	2.25	5-15-2041	201,000	142,639
U.S. Treasury Bonds	2.25	8-15-2046	106,000	68,429
U.S. Treasury Bonds	2.25	8-15-2049	108,000	66,867
U.S. Treasury Bonds	2.25	2-15-2052	615,000	372,838
U.S. Treasury Bonds	2.38	5-15-2051	224,000	140,855
U.S. Treasury Bonds	2.50	2-15-2046	106,000	72,487
U.S. Treasury Bonds	2.50	5-15-2046	105,000	71,499
U.S. Treasury Bonds	2.75	8-15-2047	101,000	71,030
U.S. Treasury Bonds	2.75	11-15-2047	100,000	70,168
U.S. Treasury Bonds	2.88	8-15-2045	115,000	84,820
U.S. Treasury Bonds	2.88	11-15-2046	154,000	111,881
U.S. Treasury Bonds	3.00	11-15-2044	64,000	48,572
U.S. Treasury Bonds	3.00	5-15-2045	116,000	87,646
U.S. Treasury Bonds	3.00	11-15-2045	115,000	86,476
U.S. Treasury Bonds	3.00	2-15-2047	106,000	78,546
U.S. Treasury Bonds	3.00	5-15-2047	104,000	76,855
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2048	$114,000	$83,625
U.S. Treasury Bonds	3.00	8-15-2048	121,000	88,372
U.S. Treasury Bonds	3.00	2-15-2049	140,000	101,856
U.S. Treasury Bonds	3.13	11-15-2041	37,000	29,773
U.S. Treasury Bonds	3.13	5-15-2048	123,000	92,135
U.S. Treasury Bonds	3.38	5-15-2044	110,000	89,151
U.S. Treasury Bonds	3.38	11-15-2048	250,000	195,257
U.S. Treasury Bonds	3.50	2-15-2039	29,000	25,419
U.S. Treasury Bonds	3.75	8-15-2041	36,000	31,669
U.S. Treasury Bonds	3.88	8-15-2040	37,000	33,295
U.S. Treasury Bonds	4.25	5-15-2039	31,000	29,403
U.S. Treasury Bonds	4.25	11-15-2040	40,000	37,594
U.S. Treasury Bonds	4.25	2-15-2054	200,000	182,450
U.S. Treasury Bonds	4.38	2-15-2038	133,000	129,349
U.S. Treasury Bonds	4.38	11-15-2039	35,000	33,545
U.S. Treasury Bonds	4.38	5-15-2040	35,000	33,481
U.S. Treasury Bonds	4.38	5-15-2041	33,000	31,426
U.S. Treasury Bonds	4.50	2-15-2036	26,000	25,962
U.S. Treasury Bonds	4.50	5-15-2038	21,000	20,665
U.S. Treasury Bonds	4.50	8-15-2039	33,000	32,121
U.S. Treasury Bonds	4.50	11-15-2054	200,000	190,686
U.S. Treasury Bonds	4.63	2-15-2040	38,000	37,409
U.S. Treasury Bonds	4.75	2-15-2037	103,000	104,462
U.S. Treasury Bonds	4.75	2-15-2041	44,000	43,792
U.S. Treasury Bonds	4.75	11-15-2053	290,000	286,895
U.S. Treasury Bonds	5.00	5-15-2037	102,000	105,670
U.S. Treasury Bonds	5.25	11-15-2028	45,000	46,418
U.S. Treasury Bonds	5.25	2-15-2029	583,000	604,303
U.S. Treasury Bonds	5.38	2-15-2031	31,000	32,508
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,465
U.S. Treasury Bonds	6.00	2-15-2026	1,152,000	1,175,560
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,466
U.S. Treasury Bonds	6.13	8-15-2029	85,000	91,171
U.S. Treasury Bonds	6.25	5-15-2030	871,000	946,607
U.S. Treasury Bonds	6.38	8-15-2027	371,000	390,635
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,275
U.S. Treasury Bonds	6.63	2-15-2027	108,000	113,604
U.S. Treasury Bonds	6.75	8-15-2026	1,100,000	1,144,960
U.S. Treasury Notes	0.38	9-30-2027	155,000	139,480
U.S. Treasury Notes	0.50	2-28-2026	193,000	184,907
U.S. Treasury Notes	0.50	5-31-2027	291,000	266,076
U.S. Treasury Notes	0.50	8-31-2027	142,000	128,652
U.S. Treasury Notes	0.50	10-31-2027	783,000	704,786
U.S. Treasury Notes	0.63	7-31-2026	1,200,000	1,134,056
U.S. Treasury Notes	0.63	3-31-2027	81,000	74,783
U.S. Treasury Notes	0.63	11-30-2027	574,000	516,979
U.S. Treasury Notes	0.63	5-15-2030	1,553,000	1,274,292
U.S. Treasury Notes	0.63	8-15-2030	222,000	180,285
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.75%	4-30-2026	$486,000	$464,202
U.S. Treasury Notes	0.75	5-31-2026	194,000	184,769
U.S. Treasury Notes	0.88	11-15-2030	132,000	108,000
U.S. Treasury Notes	1.00	7-31-2028	315,000	280,425
U.S. Treasury Notes	1.13	2-28-2027	127,000	118,885
U.S. Treasury Notes	1.25	4-30-2028	25,000	22,649
U.S. Treasury Notes	1.25	9-30-2028	785,000	701,567
U.S. Treasury Notes	1.25	8-15-2031	351,000	286,445
U.S. Treasury Notes	1.38	8-31-2026	95,000	90,660
U.S. Treasury Notes	1.38	10-31-2028	1,255,000	1,124,066
U.S. Treasury Notes	1.38	11-15-2031	940,000	768,133
U.S. Treasury Notes	1.50	8-15-2026	102,000	97,642
U.S. Treasury Notes	1.50	1-31-2027	98,000	92,679
U.S. Treasury Notes	1.50	2-15-2030	209,000	181,478
U.S. Treasury Notes	1.63	2-15-2026	168,000	163,200
U.S. Treasury Notes	1.63	5-15-2026	105,000	101,345
U.S. Treasury Notes	1.63	10-31-2026	94,000	89,706
U.S. Treasury Notes	1.63	11-30-2026	97,000	92,365
U.S. Treasury Notes	1.63	8-15-2029	227,000	201,472
U.S. Treasury Notes	1.75	12-31-2026	99,000	94,332
U.S. Treasury Notes	1.75	11-15-2029	178,000	157,857
U.S. Treasury Notes	1.88	6-30-2026	98,000	94,674
U.S. Treasury Notes	1.88	7-31-2026	99,000	95,451
U.S. Treasury Notes	2.00	11-15-2026	170,000	163,159
U.S. Treasury Notes	2.13	5-31-2026	97,000	94,192
U.S. Treasury Notes	2.25	3-31-2026	99,000	96,609
U.S. Treasury Notes	2.25	2-15-2027	196,000	188,093
U.S. Treasury Notes	2.25	8-15-2027	101,000	96,004
U.S. Treasury Notes	2.25	11-15-2027	99,000	93,601
U.S. Treasury Notes	2.38	4-30-2026	98,000	95,626
U.S. Treasury Notes	2.38	5-15-2027	164,000	157,058
U.S. Treasury Notes	2.38	3-31-2029	200,000	184,580
U.S. Treasury Notes	2.38	5-15-2029	90,000	82,959
U.S. Treasury Notes	2.50	2-28-2026	97,000	95,096
U.S. Treasury Notes	2.63	1-31-2026	95,000	93,391
U.S. Treasury Notes	2.63	2-15-2029	181,000	169,222
U.S. Treasury Notes	2.75	2-15-2028	189,000	180,467
U.S. Treasury Notes	2.75	8-15-2032	680,000	603,044
U.S. Treasury Notes	2.88	11-30-2025	46,000	45,435
U.S. Treasury Notes	2.88	5-15-2028	178,000	170,026
U.S. Treasury Notes	2.88	8-15-2028	190,000	180,739
U.S. Treasury Notes	3.13	11-15-2028	226,000	216,256
U.S. Treasury Notes	3.50	2-15-2033	115,000	106,984
U.S. Treasury Notes	3.88	8-15-2033	460,000	437,791
U.S. Treasury Notes	4.13	11-15-2032	110,000	107,285
U.S. Treasury Notes	4.38	5-15-2034	300,000	295,389
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.50%	11-15-2033	$200,000	$199,095
U.S. Treasury Notes	4.63	11-15-2026	700,000	704,562
Total U.S. Treasury securities (Cost $27,464,525)				25,278,404

		Yield	Shares
Short-term investments: 2.45%
Investment companies: 2.45%
Allspring Government Money Market Fund Select Class♠∞		4.42	1,711,390	1,711,390
Total short-term investments (Cost $1,711,390)				1,711,390
Total investments in securities (Cost $46,481,414)	98.27%			68,658,342
Other assets and liabilities, net	1.73			1,210,459
Total net assets	100.00%			$69,868,801

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,872,731	$10,004,541	$(11,165,882)	$0	$0	$1,711,390	1,711,390	$135,772
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	21	3-20-2025	$2,301,150	$2,283,750	$0	$(17,400)
Ultra 10-Year U.S. Treasury Notes	43	3-20-2025	4,842,967	4,786,437	0	(56,530)
E-Mini S&P 500 Index	18	3-21-2025	5,514,997	5,342,175	0	(172,822)
Micro E-Mini S&P 500	10	3-21-2025	306,420	296,788	0	(9,632)
					$0	$(256,384)
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 19

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $44,770,024)	$66,946,952
Investments in affiliated securities, at value (cost $1,711,390)	1,711,390
Cash	198
Cash at broker segregated for futures contracts	508,531
Receivable for investments sold	589,045
Receivable for dividends and interest	241,144
Receivable for Fund shares sold	104
Prepaid expenses and other assets	9,741
Total assets	70,007,105
Liabilities
Payable for daily variation margin on open futures contracts	35,897
Management fee payable	35,714
Payable for Fund shares redeemed	27,913
Distribution fee payable	15,328
Custody and accounting fees payable	7,871
Administration fee payable	5,004
Trustees’ fees and expenses payable	3,054
Accrued expenses and other liabilities	7,523
Total liabilities	138,304
Total net assets	$69,868,801
Net assets consist of
Paid-in capital	$43,195,098
Total distributable earnings	26,673,703
Total net assets	$69,868,801
Computation of net asset value per share
Net assets - Class 2	$69,868,801
Shares outstanding - Class 2[1]	3,518,794
Net asset value per share - Class 2	$19.86
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Interest	$807,490
Dividends (net of foreign withholdings taxes of $142)	579,578
Income from affiliated securities	135,772
Total investment income	1,522,840
Expenses
Management fee	417,856
Administration fee - Class 2	55,714
Distribution fee - Class 2	170,348
Custody and accounting fees	16,844
Professional fees	52,270
Registration fees	42
Shareholder report expenses	10,090
Trustees’ fees and expenses	21,204
Other fees and expenses	34,465
Total expenses	778,833
Less: Fee waivers and/or expense reimbursements
Fund-level	(82,502)
Net expenses	696,331
Net investment income	826,509
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,276,704
Futures contracts	1,287,812
Net realized gains on investments	6,564,516
Net change in unrealized gains (losses) on
Unaffiliated securities	2,876,990
Futures contracts	(668,151)
Net change in unrealized gains (losses) on investments	2,208,839
Net realized and unrealized gains (losses) on investments	8,773,355
Net increase in net assets resulting from operations	$9,599,864
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment income		$826,509		$698,865
Net realized gains on investments		6,564,516		3,928,291
Net change in unrealized gains (losses) on investments		2,208,839		5,307,247
Net increase in net assets resulting from operations		9,599,864		9,934,403
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(5,323,760)		(2,620,046)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	64,130	1,247,657	43,882	772,754
Reinvestment of distributions - Class 2	275,558	5,323,760	146,868	2,620,046
Payment for shares redeemed - Class 2	(388,658)	(7,620,810)	(375,390)	(6,592,835)
Net decrease in net assets resulting from capital share transactions		(1,049,393)		(3,200,035)
Total increase in net assets		3,226,711		4,114,322
Net assets
Beginning of period		66,642,090		62,527,768
End of period		$69,868,801		$66,642,090
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.68	$16.66	$22.91	$21.88	$20.55
Net investment income	0.23 [1]	0.19 [1]	0.14	0.10	0.16
Net realized and unrealized gains (losses) on investments	2.49	2.55	(3.95)	3.25	3.04
Total from investment operations	2.72	2.74	(3.81)	3.35	3.20
Distributions to shareholders from
Net investment income	(0.26)	(0.17)	(0.12)	(0.13)	(0.17)
Net realized gains	(1.28)	(0.55)	(2.32)	(2.19)	(1.70)
Total distributions to shareholders	(1.54)	(0.72)	(2.44)	(2.32)	(1.87)
Net asset value, end of period	$19.86	$18.68	$16.66	$22.91	$21.88
Total return[2]	14.87%	16.70%	(17.02)%	16.00%	16.59%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.15%	1.13%	1.14%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.19%	1.09%	0.72%	0.46%	0.78%
Supplemental data
Portfolio turnover rate	14%	13%	9%	7%	21%
Net assets, end of period (000s omitted)	$69,869	$66,642	$62,528	$83,069	$78,791

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
24 | Allspring VT Index Asset Allocation Fund

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $47,572,601 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,730,997
Gross unrealized losses	(2,901,640)
Net unrealized gains	$20,829,357
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 25

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,905,181	$0	$0	$3,905,181
Consumer discretionary	4,694,446	0	0	4,694,446
Consumer staples	2,305,979	0	0	2,305,979
Energy	1,318,205	0	0	1,318,205
Financials	5,673,660	0	0	5,673,660
Health care	4,204,624	0	0	4,204,624
Industrials	3,399,444	0	0	3,399,444
Information technology	13,534,539	0	0	13,534,539
Materials	788,613	0	0	788,613
Real estate	874,455	0	0	874,455
Utilities	969,402	0	0	969,402
U.S. Treasury securities	25,278,404	0	0	25,278,404
Short-term investments
Investment companies	1,711,390	0	0	1,711,390
Total assets	$68,658,342	$0	$0	$68,658,342
Liabilities
Futures contracts	$256,384	$0	$0	$256,384
Total liabilities	$256,384	$0	$0	$256,384
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended December 31, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
26 | Allspring VT Index Asset Allocation Fund

Notes to financial statements
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$8,341,213	$1,150,635	$5,735,176	$7,807,806
6.
DERIVATIVE TRANSACTIONS
During the year ended December 31, 2024, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $13,360,047 in long futures contracts and $837,029 in short futures contracts during the year ended December 31, 2024.
The fair value of derivative instruments as of December 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Liability derivatives
Futures contracts	$73,930 *	$182,454 *	$256,384

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of December 31, 2024 is reported separately on the  Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(9,833)	$1,297,645	$1,287,812
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(277,258)	$(390,893)	$(668,151)
7.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of
Allspring VT Index Asset Allocation Fund | 27

Notes to financial statements
the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2024	2023
Ordinary income	$964,490	$617,567
Long-term capital gain	4,359,270	2,002,479
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$300,640	$5,543,706	$20,829,357
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring VT Index Asset Allocation Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Index Asset Allocation Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
Allspring VT Index Asset Allocation Fund | 29

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 55% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended December 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $4,359,270 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2024.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 52% of ordinary income dividends qualify as interest dividends for the fiscal year ended December 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring VT Index Asset Allocation Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0360 12-24

Allspring VT Opportunity Fund
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring VT Opportunity Fund | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.39%
Communication services: 8.65%
Interactive media & services: 8.65%
Alphabet, Inc. Class C	48,869	$9,306,612
Meta Platforms, Inc. Class A	11,490	6,727,510
		16,034,122
Consumer discretionary: 10.93%
Broadline retail: 5.99%
Amazon.com, Inc.†	50,601	11,101,353
Hotels, restaurants & leisure: 1.53%
Starbucks Corp.	30,950	2,824,188
Specialty retail: 3.41%
Burlington Stores, Inc.†	9,565	2,726,599
Home Depot, Inc.	9,255	3,600,102
		6,326,701
Consumer staples: 3.62%
Consumer staples distribution & retail: 2.32%
Dollar General Corp.	22,078	1,673,954
Sysco Corp.	34,211	2,615,773
		4,289,727
Household products: 1.30%
Church & Dwight Co., Inc.	23,021	2,410,529
Financials: 10.06%
Capital markets: 5.23%
Charles Schwab Corp.	46,418	3,435,396
Intercontinental Exchange, Inc.	22,261	3,317,112
S&P Global, Inc.	5,902	2,939,373
		9,691,881
Financial services: 3.67%
Mastercard, Inc. Class A	12,931	6,809,077
Insurance: 1.16%
Marsh & McLennan Cos., Inc.	10,123	2,150,226
Health care: 8.78%
Health care equipment & supplies: 2.79%
Align Technology, Inc.†	7,701	1,605,735
LivaNova PLC†	40,700	1,884,817
Medtronic PLC	21,129	1,687,785
		5,178,337
Health care providers & services: 1.95%
UnitedHealth Group, Inc.	7,131	3,607,287
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Opportunity Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Life sciences tools & services: 4.04%
Agilent Technologies, Inc.	18,055	$2,425,509
Bio-Rad Laboratories, Inc. Class A†	6,984	2,294,314
Thermo Fisher Scientific, Inc.	5,331	2,773,346
		7,493,169
Industrials: 15.86%
Aerospace & defense: 3.49%
HEICO Corp. Class A	16,202	3,014,868
Melrose Industries PLC	497,285	3,447,687
		6,462,555
Building products: 2.83%
AZEK Co., Inc. Class A†	40,795	1,936,538
Carlisle Cos., Inc.	8,952	3,301,856
		5,238,394
Commercial services & supplies: 1.45%
Republic Services, Inc. Class A	13,388	2,693,398
Electrical equipment: 2.68%
Atkore, Inc.	14,186	1,183,822
Regal Rexnord Corp.	24,383	3,782,535
		4,966,357
Machinery: 0.74%
Ingersoll Rand, Inc.	15,178	1,373,002
Professional services: 3.04%
Dun & Bradstreet Holdings, Inc.	209,457	2,609,834
TransUnion	21,526	1,995,675
WNS Holdings Ltd.†	21,904	1,038,031
		5,643,540
Trading companies & distributors: 1.63%
Air Lease Corp. Class A	62,790	3,027,106
Information technology: 26.82%
Electronic equipment, instruments & components: 3.60%
Amphenol Corp. Class A	37,750	2,621,738
Teledyne Technologies, Inc.†	8,734	4,053,711
		6,675,449
Semiconductors & semiconductor equipment: 6.15%
Marvell Technology, Inc.	57,232	6,321,274
Texas Instruments, Inc.	27,070	5,075,896
		11,397,170
Software: 11.51%
Dynatrace, Inc.†	45,657	2,481,458
Palo Alto Networks, Inc.†	9,876	1,797,037
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 3

Portfolio of investments—December 31, 2024

	Shares	Value
Software(continued)
QXO, Inc.†	144,780	$2,302,002
Salesforce, Inc.	26,788	8,956,032
ServiceNow, Inc.†	2,192	2,323,783
Workday, Inc. Class A†	13,415	3,461,472
		21,321,784
Technology hardware, storage & peripherals: 5.56%
Apple, Inc.	41,176	10,311,294
Materials: 5.53%
Chemicals: 4.15%
Ashland, Inc.	32,036	2,289,293
Olin Corp.	55,368	1,871,438
Sherwin-Williams Co.	6,259	2,127,622
Westlake Corp.	12,237	1,402,972
		7,691,325
Containers & packaging: 1.38%
International Paper Co.	47,412	2,551,714
Real estate: 8.14%
Industrial REITs : 1.46%
Prologis, Inc.	25,603	2,706,237
Real estate management & development: 1.47%
CoStar Group, Inc.†	38,140	2,730,443
Residential REITs : 2.52%
Mid-America Apartment Communities, Inc.	11,870	1,834,746
Sun Communities, Inc.	22,981	2,825,973
		4,660,719
Specialized REITs : 2.69%
American Tower Corp.	15,901	2,916,403
Equinix, Inc.	2,199	2,073,415
		4,989,818
Total common stocks (Cost $122,451,615)		182,356,902

		Yield
Short-term investments: 1.67%
Investment companies: 1.67%
Allspring Government Money Market Fund Select Class♠∞		4.42%	3,098,907	3,098,907
Total short-term investments (Cost $3,098,907)				3,098,907
Total investments in securities (Cost $125,550,522)	100.06%			185,455,809
Other assets and liabilities, net	(0.06)			(104,334)
Total net assets	100.00%			$185,351,475

The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Opportunity Fund

Portfolio of investments—December 31, 2024

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,246,648	$29,952,953	$(33,100,694)	$0	$0	$3,098,907	3,098,907	$183,294
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 5

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $122,451,615)	$182,356,902
Investments in affiliated securities, at value (cost $3,098,907)	3,098,907
Cash	65
Receivable for dividends	149,411
Receivable for Fund shares sold	1,872
Prepaid expenses and other assets	151
Total assets	185,607,308
Liabilities
Management fee payable	104,356
Payable for Fund shares redeemed	74,880
Distribution fee payable	35,334
Administration fees payable	13,395
Trustees’ fees and expenses payable	2,818
Accrued expenses and other liabilities	25,050
Total liabilities	255,833
Total net assets	$185,351,475
Net assets consist of
Paid-in capital	$106,851,648
Total distributable earnings	78,499,827
Total net assets	$185,351,475
Computation of net asset value per share
Net assets–Class 1	$28,946,494
Shares outstanding–Class 1[1]	1,079,082
Net asset value per share–Class 1	$26.83
Net assets–Class 2	$156,404,981
Shares outstanding–Class 2[1]	5,823,327
Net asset value per share–Class 2	$26.86
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Opportunity Fund

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Dividends	$1,802,286
Income from affiliated securities	183,294
Interest	45
Total investment income	1,985,625
Expenses
Management fee	1,297,607
Administration fees
Class 1	23,196
Class 2	125,102
Distribution fee
Class 2	390,842
Custody and accounting fees	6,155
Professional fees	56,297
Registration fees	43
Shareholder report expenses	10,764
Trustees’ fees and expenses	21,343
Other fees and expenses	2,833
Total expenses	1,934,182
Less: Fee waivers and/or expense reimbursements
Fund-level	(152,946)
Net expenses	1,781,236
Net investment income	204,389
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	18,533,450
Foreign currency and foreign currency translations	1,902
Net realized gains on investments	18,535,352
Net change in unrealized gains (losses) on
Unaffiliated securities	7,230,497
Foreign currency and foreign currency translations	(613)
Net change in unrealized gains (losses) on investments	7,229,884
Net realized and unrealized gains (losses) on investments	25,765,236
Net increase in net assets resulting from operations	$25,969,625
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment income		$204,389		$195,510
Net realized gains on investments		18,535,352		18,732,547
Net change in unrealized gains (losses) on investments		7,229,884		21,187,243
Net increase in net assets resulting from operations		25,969,625		40,115,300
Distributions to shareholders from
Net investment income and net realized gains
Class 1		(2,945,041)		(2,254,598)
Class 2		(15,714,609)		(12,074,905)
Total distributions to shareholders		(18,659,650)		(14,329,503)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	19,646	531,403	36,442	881,984
Class 2	107,408	2,870,948	101,673	2,474,192
		3,402,351		3,356,176
Reinvestment of distributions
Class 1	117,473	2,945,041	91,539	2,254,598
Class 2	625,333	15,714,609	489,060	12,074,905
		18,659,650		14,329,503
Payment for shares redeemed
Class 1	(162,786)	(4,405,706)	(154,109)	(3,734,017)
Class 2	(788,977)	(21,103,720)	(727,868)	(17,668,441)
		(25,509,426)		(21,402,458)
Net decrease in net assets resulting from capital share transactions		(3,447,425)		(3,716,779)
Total increase in net assets		3,862,550		22,069,018
Net assets
Beginning of period		181,488,925		159,419,907
End of period		$185,351,475		$181,488,925
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.96	$22.24	$34.96	$29.48	$26.56
Net investment income (loss)	0.09 [1]	0.08 [1]	0.03	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	3.69	5.77	(7.06)	7.25	5.03
Total from investment operations	3.78	5.85	(7.03)	7.24	5.12
Distributions to shareholders from
Net investment income	(0.08)	0.00	0.00	(0.08)	(0.19)
Net realized gains	(2.83)	(2.13)	(5.69)	(1.68)	(2.01)
Total distributions to shareholders	(2.91)	(2.13)	(5.69)	(1.76)	(2.20)
Net asset value, end of period	$26.83	$25.96	$22.24	$34.96	$29.48
Total return[2]	15.35%	26.83%	(20.61)%	25.06%	21.32%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.87%	0.84%	0.86%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.32%	0.33%	0.11%	(0.02)%	0.31%
Supplemental data
Portfolio turnover rate	15%	24%	26%	27%	42%
Net assets, end of period (000s omitted)	$28,946	$28,679	$25,149	$34,376	$32,066

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.99	$22.32	$35.14	$29.63	$26.68
Net investment income (loss)	0.02 [1]	0.02 [1]	(0.03)	(0.09)	0.03
Net realized and unrealized gains (losses) on investments	3.69	5.78	(7.10)	7.29	5.05
Total from investment operations	3.71	5.80	(7.13)	7.20	5.08
Distributions to shareholders from
Net investment income	(0.01)	0.00	0.00	(0.01)	(0.12)
Net realized gains	(2.83)	(2.13)	(5.69)	(1.68)	(2.01)
Total distributions to shareholders	(2.84)	(2.13)	(5.69)	(1.69)	(2.13)
Net asset value, end of period	$26.86	$25.99	$22.32	$35.14	$29.63
Total return[2]	15.05%	26.50%	(20.81)%	24.78%	21.00%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.09%	1.12%	1.10%	1.11%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.07%	0.08%	(0.14)%	(0.27)%	0.06%
Supplemental data
Portfolio turnover rate	15%	24%	26%	27%	42%
Net assets, end of period (000s omitted)	$156,405	$152,810	$134,271	$186,745	$167,338

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring VT Opportunity Fund | 11

Notes to financial statements
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $125,716,316 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$67,759,019
Gross unrealized losses	(8,019,526)
Net unrealized gains	$59,739,493
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring VT Opportunity Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,034,122	$0	$0	$16,034,122
Consumer discretionary	20,252,242	0	0	20,252,242
Consumer staples	6,700,256	0	0	6,700,256
Financials	18,651,184	0	0	18,651,184
Health care	16,278,793	0	0	16,278,793
Industrials	29,404,352	0	0	29,404,352
Information technology	49,705,697	0	0	49,705,697
Materials	10,243,039	0	0	10,243,039
Real estate	15,087,217	0	0	15,087,217
Short-term investments
Investment companies	3,098,907	0	0	3,098,907
Total assets	$185,455,809	$0	$0	$185,455,809
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the year ended December 31, 2024, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will
Allspring VT Opportunity Fund | 13

Notes to financial statements
waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2024 were $26,330,239 and $45,131,643, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2024	2023
Ordinary income	$352,716	$0
Long-term capital gain	18,306,934	14,329,503
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$1,310,862	$17,453,469	$59,738,963
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
14 | Allspring VT Opportunity Fund

Notes to financial statements
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring VT Opportunity Fund | 15

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Opportunity Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
16 | Allspring VT Opportunity Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended December 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $18,306,934 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Opportunity Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring VT Opportunity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3020 12-24

Allspring VT Small Cap Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.61%
Communication services: 1.35%
Entertainment: 1.35%
Liberty Media Corp.-Liberty Live Class C†	60,942	$4,147,713
Consumer discretionary: 8.10%
Automobile components: 1.72%
Modine Manufacturing Co.†	45,674	5,294,987
Diversified consumer services: 1.66%
Stride, Inc.†	49,187	5,112,005
Hotels, restaurants & leisure: 3.54%
Dutch Bros, Inc. Class A†	95,951	5,025,913
First Watch Restaurant Group, Inc.†	143,188	2,664,729
Sweetgreen, Inc. Class A†	99,761	3,198,337
		10,888,979
Household durables: 1.18%
Taylor Morrison Home Corp. Class A†	59,209	3,624,183
Consumer staples: 4.28%
Food products: 1.80%
Freshpet, Inc.†	37,478	5,550,867
Personal care products: 2.48%
BellRing Brands, Inc.†	61,676	4,646,670
e.l.f. Beauty, Inc.†	23,739	2,980,431
		7,627,101
Financials: 7.28%
Capital markets: 1.90%
Hamilton Lane, Inc. Class A	23,676	3,505,232
P10, Inc. Class A	184,372	2,324,931
		5,830,163
Financial services: 1.61%
Shift4 Payments, Inc. Class A†	47,705	4,950,825
Insurance: 3.77%
Palomar Holdings, Inc.†	51,912	5,481,388
Skyward Specialty Insurance Group, Inc.†	121,006	6,115,643
		11,597,031
Health care: 23.56%
Biotechnology: 7.39%
ADMA Biologics, Inc.†	123,928	2,125,365
ARS Pharmaceuticals, Inc.†	104,618	1,103,720
CareDx, Inc.†	96,841	2,073,366
Cytokinetics, Inc.†	26,602	1,251,358
Insmed, Inc.†	25,031	1,728,140
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Biotechnology(continued)
Krystal Biotech, Inc.†	8,385	$1,313,594
Natera, Inc.†	29,327	4,642,464
Soleno Therapeutics, Inc.†	43,506	1,955,595
Vaxcyte, Inc.†	24,200	1,981,012
Vericel Corp.†	82,934	4,553,906
		22,728,520
Health care equipment & supplies: 6.64%
Glaukos Corp.†	44,262	6,636,644
Inspire Medical Systems, Inc.†	23,046	4,272,267
iRhythm Technologies, Inc.†	45,101	4,066,757
Lantheus Holdings, Inc.†	22,297	1,994,690
PROCEPT BioRobotics Corp.†	42,707	3,438,768
		20,409,126
Health care providers & services: 6.90%
Alignment Healthcare, Inc.†	202,461	2,277,686
Ensign Group, Inc.	23,134	3,073,583
GeneDx Holdings Corp. Class A†	27,532	2,116,110
HealthEquity, Inc.†	62,451	5,992,173
RadNet, Inc.†	111,021	7,753,707
		21,213,259
Pharmaceuticals: 2.63%
Corcept Therapeutics, Inc.†	33,807	1,703,535
Ligand Pharmaceuticals, Inc.†	31,313	3,355,188
Tarsus Pharmaceuticals, Inc.†	54,683	3,027,798
		8,086,521
Industrials: 24.16%
Aerospace & defense: 1.21%
AAR Corp.†	60,926	3,733,545
Building products: 1.96%
AAON, Inc.	51,280	6,034,630
Commercial services & supplies: 4.50%
Casella Waste Systems, Inc. Class A†	64,225	6,795,647
CECO Environmental Corp.†	129,228	3,906,563
Tetra Tech, Inc.	78,448	3,125,368
		13,827,578
Construction & engineering: 5.14%
Comfort Systems USA, Inc.	9,123	3,868,700
Construction Partners, Inc. Class A†	54,581	4,828,235
Sterling Infrastructure, Inc.†	42,127	7,096,293
		15,793,228
Electrical equipment: 0.92%
American Superconductor Corp.†	115,188	2,837,080
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—December 31, 2024

	Shares	Value
Ground transportation: 1.08%
Saia, Inc.†	7,326	$3,338,678
Machinery: 3.13%
Esab Corp.	35,285	4,232,083
RBC Bearings, Inc.†	18,011	5,387,811
		9,619,894
Marine transportation: 1.01%
Kirby Corp.†	29,235	3,093,063
Professional services: 1.20%
Parsons Corp.†	39,886	3,679,484
Trading companies & distributors: 4.01%
Applied Industrial Technologies, Inc.	26,974	6,459,464
SiteOne Landscape Supply, Inc.†	22,387	2,949,935
Xometry, Inc. Class A†	68,307	2,913,976
		12,323,375
Information technology: 26.44%
Electronic equipment, instruments & components: 5.71%
Celestica, Inc.†	33,668	3,107,556
Fabrinet†	16,562	3,641,653
Littelfuse, Inc.	17,850	4,206,352
Mirion Technologies, Inc. Class A†	148,304	2,587,905
Novanta, Inc.†	26,380	4,030,073
		17,573,539
IT services: 2.71%
Globant SA†	18,411	3,947,687
Wix.com Ltd.†	20,415	4,380,038
		8,327,725
Semiconductors & semiconductor equipment: 3.20%
Camtek Ltd.	45,937	3,710,331
Impinj, Inc.†	13,108	1,904,068
Onto Innovation, Inc.†	25,359	4,226,585
		9,840,984
Software: 14.82%
CCC Intelligent Solutions Holdings, Inc.†	342,173	4,013,689
Clearwater Analytics Holdings, Inc. Class A†	248,542	6,839,876
Commvault Systems, Inc.†	37,368	5,639,205
CyberArk Software Ltd.†	22,667	7,551,511
Descartes Systems Group, Inc.†	47,847	5,435,419
Pegasystems, Inc.	17,734	1,652,809
SEMrush Holdings, Inc. Class A†	175,257	2,082,053
SPS Commerce, Inc.†	24,982	4,596,438
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—December 31, 2024

	Shares	Value
Software(continued)
Varonis Systems, Inc. Class B†	138,022	$6,132,317
Workiva, Inc. Class A†	14,751	1,615,235
		45,558,552
Materials: 2.67%
Metals & mining: 2.67%
ATI, Inc.†	41,600	2,289,664
Carpenter Technology Corp.	34,903	5,923,388
		8,213,052
Real estate: 0.77%
Real estate management & development: 0.77%
Cushman & Wakefield PLC†	180,018	2,354,636
Total common stocks (Cost $242,977,107)		303,210,323

		Yield
Short-term investments: 1.60%
Investment companies: 1.60%
Allspring Government Money Market Fund Select Class♠∞		4.42%	4,929,449	4,929,449
Total short-term investments (Cost $4,929,449)				4,929,449
Total investments in securities (Cost $247,906,556)	100.21%			308,139,772
Other assets and liabilities, net	(0.21)			(637,764)
Total net assets	100.00%			$307,502,008

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,515,301	$111,231,740	$(109,817,592)	$0	$0	$4,929,449	4,929,449	$292,063
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $242,977,107)	$303,210,323
Investments in affiliated securities, at value (cost $4,929,449)	4,929,449
Cash	197
Receivable for Fund shares sold	29,147
Receivable for dividends	24,105
Prepaid expenses and other assets	1,672
Total assets	308,194,893
Liabilities
Payable for Fund shares redeemed	344,731
Management fee payable	229,265
Distribution fee payable	65,769
Administration fees payable	22,927
Trustees’ fees and expenses payable	2,516
Accrued expenses and other liabilities	27,677
Total liabilities	692,885
Total net assets	$307,502,008
Net assets consist of
Paid-in capital	$230,362,784
Total distributable earnings	77,139,224
Total net assets	$307,502,008
Computation of net asset value per share
Net assets–Class 1	$24,752,009
Shares outstanding–Class 1[1]	2,476,688
Net asset value per share–Class 1	$9.99
Net assets–Class 2	$282,749,999
Shares outstanding–Class 2[1]	30,295,554
Net asset value per share–Class 2	$9.33
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Small Cap Growth Fund

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Income from affiliated securities	$292,063
Dividends	259,118
Interest	790
Total investment income	551,971
Expenses
Management fee	2,507,845
Administration fees
Class 1	18,350
Class 2	232,434
Distribution fee
Class 2	723,569
Custody and accounting fees	13,508
Professional fees	53,857
Registration fees	43
Shareholder report expenses	11,182
Trustees’ fees and expenses	21,440
Other fees and expenses	15,245
Total expenses	3,597,473
Net investment loss	(3,045,502)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	45,865,937
Net change in unrealized gains (losses) on investments	11,236,463
Net realized and unrealized gains (losses) on investments	57,102,400
Net increase in net assets resulting from operations	$54,056,898
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment loss		$(3,045,502)		$(2,444,735)
Net realized gains (losses) on investments		45,865,937		(12,819,354)
Net change in unrealized gains (losses) on investments		11,236,463		26,845,827
Net increase in net assets resulting from operations		54,056,898		11,581,738
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	353,691	3,344,824	347,558	2,847,502
Class 2	1,711,570	15,043,191	3,538,113	27,133,202
		18,388,015		29,980,704
Payment for shares redeemed
Class 1	(345,870)	(3,209,481)	(384,992)	(3,186,427)
Class 2	(6,218,982)	(55,977,799)	(3,829,547)	(29,230,267)
		(59,187,280)		(32,416,694)
Net decrease in net assets resulting from capital share transactions		(40,799,265)		(2,435,990)
Total increase in net assets		13,257,633		9,145,748
Net assets
Beginning of period		294,244,375		285,098,627
End of period		$307,502,008		$294,244,375
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Small Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.39	$8.04	$14.76	$15.35	$10.29
Net investment loss	(0.07)[1]	(0.05)[1]	(0.07)[1]	(0.12)[1]	(0.09)
Net realized and unrealized gains (losses) on investments	1.67	0.40	(4.92)	1.26	5.80
Total from investment operations	1.60	0.35	(4.99)	1.14	5.71
Distributions to shareholders from
Net realized gains	0.00	0.00	(1.73)	(1.73)	(0.65)
Net asset value, end of period	$9.99	$8.39	$8.04	$14.76	$15.35
Total return[2]	19.07%	4.35%	(34.30)%	7.93%	58.09%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.94%	0.92%	0.93%
Net expenses	0.92%	0.92%	0.94%	0.92%	0.93%
Net investment loss	(0.74)%	(0.61)%	(0.63)%	(0.78)%	(0.76)%
Supplemental data
Portfolio turnover rate	79%	95%	61%	46%	51%
Net assets, end of period (000s omitted)	$24,752	$20,725	$20,160	$35,204	$35,128

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.86	$7.55	$14.04	$14.72	$9.91
Net investment loss	(0.09)[1]	(0.07)[1]	(0.09)[1]	(0.14)	(0.11)
Net realized and unrealized gains (losses) on investments	1.56	0.38	(4.67)	1.19	5.57
Total from investment operations	1.47	0.31	(4.76)	1.05	5.46
Distributions to shareholders from
Net realized gains	0.00	0.00	(1.73)	(1.73)	(0.65)
Net asset value, end of period	$9.33	$7.86	$7.55	$14.04	$14.72
Total return[2]	18.70%	4.11%	(34.42)%	7.64%	57.78%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.19%	1.17%	1.18%
Net expenses	1.17%	1.17%	1.19%	1.17%	1.18%
Net investment loss	(0.99)%	(0.86)%	(0.87)%	(1.03)%	(1.00)%
Supplemental data
Portfolio turnover rate	79%	95%	61%	46%	51%
Net assets, end of period (000s omitted)	$282,750	$273,519	$264,938	$414,683	$392,316

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring VT Small Cap Growth Fund | 11

Notes to financial statements
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $247,995,675 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$67,141,119
Gross unrealized losses	(6,997,022)
Net unrealized gains	$60,144,097
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to net operating losses. At December 31, 2024, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:
Paid-in capital	Total distributable earnings
$(3,045,562)	$3,045,562
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,147,713	$0	$0	$4,147,713
Consumer discretionary	24,920,154	0	0	24,920,154
Consumer staples	13,177,968	0	0	13,177,968
Financials	22,378,019	0	0	22,378,019
Health care	72,437,426	0	0	72,437,426
Industrials	74,280,555	0	0	74,280,555
Information technology	81,300,800	0	0	81,300,800
Materials	8,213,052	0	0	8,213,052
Real estate	2,354,636	0	0	2,354,636
Short-term investments
Investment companies	4,929,449	0	0	4,929,449
Total assets	$308,139,772	$0	$0	$308,139,772
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
12 | Allspring VT Small Cap Growth Fund

Notes to financial statements
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the year ended December 31, 2024, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2024.
Allspring VT Small Cap Growth Fund | 13

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2024 were $241,653,031 and $281,459,618, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
For the years ended December 31, 2024 and December 31, 2023, the Fund did not have any distributions paid to shareholders.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term gain	Unrealized gains
$16,995,687	$60,144,097
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Small Cap Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Small Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
Allspring VT Small Cap Growth Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring VT Small Cap Growth Fund | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3003 12-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: February 26, 2025